UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Parametric Option Absolute Return Strategy Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

March 31, 2012 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2012, the Fund owned 58.3% of Investment Grade Income Portfolio’s outstanding interests and 62.6% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2012 is set forth below.

	N(000.000.000	N(000.000.000
Investments in Affiliated Portfolios	Value	% of Net Assets
Large-Cap Core Research Portfolio (identified cost, $109,747,726)	$137,044,767	65.9%

Investment Grade Income Portfolio (identified cost, $70,151,632)	71,105,425	34.2

Total Investments in Affiliated Portfolios (identified cost, $179,899,358)	$208,150,192	100.1%

Other Assets, Less Liabilities	$(243,325)	(0.1)%

Net Assets	$207,906,867	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012 and December 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Dividend Builder Fund

March 31, 2012 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $1,196,065,709 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Dividend Builder Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

	N(000.000.000	N(000.000.000

Security	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co. (The)	150,000	$11,155,500
Honeywell International, Inc.	200,000	12,210,000
Lockheed Martin Corp.	185,000	16,624,100
United Technologies Corp.	285,000	23,637,900

		$63,627,500

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	75,000	$6,054,000

		$6,054,000

Building Products — 0.9%
Compagnie de Saint-Gobain	250,000	$11,154,238

		$11,154,238

Chemicals — 3.6%
BASF SE	120,833	$10,565,575
LyondellBasell Industries NV, Class A	290,000	12,658,500
Monsanto Co.	150,000	11,964,000
Praxair, Inc.	70,000	8,024,800

		$43,212,875

Commercial Banks — 6.6%
PNC Financial Services Group, Inc.	362,000	$23,345,380
Regions Financial Corp.	2,000,000	13,180,000
Wells Fargo & Co.	1,241,672	42,390,682

		$78,916,062

Communications Equipment — 2.5%
QUALCOMM, Inc.	450,000	$30,609,000

		$30,609,000

Computers & Peripherals — 4.6%
Apple, Inc.(1)	92,000	$55,151,240

		$55,151,240

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	300,000	$13,794,000

		$13,794,000

Diversified Telecommunication Services — 2.6%
BT Group PLC	1,456,119	$5,274,682
CenturyLink, Inc.	305,000	11,788,250
Koninklijke KPN NV	400,000	4,401,409
Telstra Corp., Ltd.	3,000,000	10,218,060

		$31,682,401

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Electric Utilities — 0.4%
Edison International	120,000	$5,101,200

		$5,101,200

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	142,000	$9,930,060
Seadrill, Ltd.(2)	175,000	6,571,245

		$16,501,305

Food & Staples Retailing — 2.2%
Casino Guichard-Perrachon SA	90,000	$8,872,556
Costco Wholesale Corp.	195,000	17,706,000

		$26,578,556

Food Products — 1.5%
Nestle SA	290,000	$18,245,801

		$18,245,801

Health Care Equipment & Supplies — 1.5%
Covidien PLC	325,000	$17,771,000

		$17,771,000

Health Care Providers & Services — 4.0%
Fresenius Medical Care AG & Co. KGaA	280,372	$19,847,500
HCA Holdings, Inc.	410,000	10,143,400
UnitedHealth Group, Inc.	300,000	17,682,000

		$47,672,900

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	80,000	$2,566,400
McDonald’s Corp.	294,000	28,841,400
Yum! Brands, Inc.	100,000	7,118,000

		$38,525,800

Household Products — 0.6%
Colgate-Palmolive Co.	80,000	$7,822,400

		$7,822,400

Industrial Conglomerates — 0.7%
Orkla ASA	1,000,000	$7,915,700

		$7,915,700

Insurance — 7.6%
Aflac, Inc.	350,000	$16,096,500
MetLife, Inc.	1,020,169	38,103,312
Prudential Financial, Inc.	576,304	36,531,911

		$90,731,723

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
IT Services — 7.2%
Accenture PLC, Class A	460,000	$29,670,000
International Business Machines Corp.	170,000	35,470,500
Visa, Inc., Class A	182,000	21,476,000

		$86,616,500

Machinery — 1.0%
PACCAR, Inc.	250,000	$11,707,500

		$11,707,500

Media — 2.5%
Eutelsat Communications	75,000	$2,773,970
McGraw-Hill Cos., Inc. (The)	325,000	15,752,750
Walt Disney Co. (The)	250,000	10,945,000

		$29,471,720

Multi-Utilities — 3.3%
CMS Energy Corp.	800,000	$17,600,000
National Grid PLC	700,000	7,055,203
Sempra Energy	100,000	5,996,000
Veolia Environnement	550,000	9,113,031

		$39,764,234

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	200,000	$21,448,000
ConocoPhillips	215,000	16,342,150
Enbridge, Inc.	250,000	9,712,500
Kinder Morgan Management, LLC(1)	261,941	19,548,657
Occidental Petroleum Corp.	224,000	21,331,520
Royal Dutch Shell PLC, Class A	900,000	31,478,546

		$119,861,373

Pharmaceuticals — 7.4%
Abbott Laboratories	200,000	$12,258,000
Johnson & Johnson	284,000	18,732,640
Pfizer, Inc.	550,000	12,463,000
Sanofi SA	315,000	24,441,327
Teva Pharmaceutical Industries, Ltd. ADR	475,000	21,403,500

		$89,298,467

Road & Rail — 0.9%
Union Pacific Corp.	100,000	$10,748,000

		$10,748,000

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	450,000	$12,649,500

		$12,649,500

Software — 4.1%
Microsoft Corp.	1,020,000	$32,895,000
Oracle Corp.	550,000	16,038,000

		$48,933,000

Specialty Retail — 4.4%
Home Depot, Inc. (The)	265,000	$13,332,150
Lowe’s Companies, Inc.	420,000	13,179,600
TJX Companies, Inc. (The)	650,000	25,811,500

		$52,323,250

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	150,000	$11,592,000

		$11,592,000

Tobacco — 3.9%
British American Tobacco PLC	350,000	$17,631,106
Japan Tobacco, Inc.(2)	2,000	11,320,912
Philip Morris International, Inc.	200,000	17,722,000

		$46,674,018

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA	500,000	$8,516,951

		$8,516,951

Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA SDR	80,000	$9,071,855

		$9,071,855

Total Common Stocks (identified cost $932,318,287)		$1,188,296,069

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$6,382	$6,381,626
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	16,391	16,390,680

Total Short-Term Investments (identified cost $22,772,306)		$22,772,306

Total Investments — 100.9% (identified cost $955,090,593)		$1,211,068,375

Other Assets, Less Liabilities — (0.9)%		$(11,101,631)

Net Assets — 100.0%		$1,199,966,744

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2012, the Portfolio loaned securities having a market value of $6,236,226 and received $6,381,626 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 were $8,183 and $1,783, respectively.

	N(000.000.000	N(000.000.000
Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.5%	$894,014,402
United Kingdom	5.1	61,439,537
France	4.7	56,355,122
Ireland	4.0	47,441,000
Germany	2.5	30,413,075
Switzerland	1.5	18,245,801
Netherlands	1.4	17,059,909
Norway	1.2	14,486,945
Japan	0.9	11,320,912
Australia	0.9	10,218,060
Canada	0.8	9,712,500
Sweden	0.8	9,071,855
Spain	0.7	8,516,951

Long-Term Investments	99.0%	$1,188,296,069
Short-Term Investments		22,772,306

Total Investments		$1,211,068,375

5

A summary of open financial instruments at March 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,456,570	Citibank NA	$(173,071)
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,460,147	Standard Chartered Bank	(169,495)
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,460,240	State Street Bank and Trust Co.	(169,402)
4/30/12	Euro 29,969,830	United States Dollar 39,857,925	Citibank NA	(117,411)
4/30/12	Euro 29,969,830	United States Dollar 39,876,027	Standard Chartered Bank	(99,310)
4/30/12	Euro 29,969,830	United States Dollar 39,879,204	State Street Bank and Trust Co.	(96,133)

				$(824,822)

At March 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $824,822.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$957,080,934

Gross unrealized appreciation	$259,299,526
Gross unrealized depreciation	(5,312,085)

Net unrealized appreciation	$253,987,441

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$129,138,800	$2,773,970	$—	$131,912,770
Consumer Staples	43,250,400	56,070,375	—	99,320,775
Energy	98,312,887	38,049,791	—	136,362,678
Financials	183,441,785	—	—	183,441,785
Health Care	110,453,540	44,288,827	—	154,742,367
Industrials	92,137,000	27,586,889	—	119,723,889
Information Technology	233,959,240	—	—	233,959,240
Materials	32,647,300	10,565,575	—	43,212,875
Telecommunication Services	11,788,250	28,966,006	—	40,754,256
Utilities	28,697,200	16,168,234	—	44,865,434
Total Common Stocks	$963,826,402	$224,469,667 *	$—	$1,188,296,069
Short-Term Investments	$—	$22,772,306	$—	$22,772,306
Total Investments	$963,826,402	$247,241,973	$—	$1,211,068,375

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(824,822)	$—	$(824,822)
Total	$—	$(824,822)	$—	$(824,822)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Greater India Fund

March 31, 2012 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $418,668,046 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

	N(000.000.000	N(000.000.000
Security	Shares	Value
India — 94.1%
Auto Components — 1.2%
Exide Industries, Ltd.	1,801,132	$5,257,537

		$5,257,537

Automobiles — 6.5%
Bajaj Auto, Ltd.	208,660	$6,908,753
Mahindra & Mahindra, Ltd.	821,136	11,269,552
Tata Motors, Ltd.	972,770	5,255,533
Tata Motors, Ltd., A Shares	1,199,450	3,703,008

		$27,136,846

Commercial Banks — 18.1%
Allahabad Bank, Ltd.	1,909,984	$6,991,622
Bank of Baroda	407,841	6,372,306
HDFC Bank, Ltd.	1,917,825	19,439,395
ICICI Bank, Ltd.	1,049,374	18,135,086
State Bank of India	425,298	17,473,851
Yes Bank, Ltd.	1,028,530	7,451,505

		$75,863,765

Construction & Engineering — 5.2%
IRB Infrastructure Developers, Ltd.	1,876,813	$6,815,243
Larsen & Toubro, Ltd.	580,622	14,844,082

		$21,659,325

Consumer Finance — 1.4%
Shriram Transport Finance Co., Ltd.	495,400	$5,810,171

		$5,810,171

Diversified Financial Services — 3.9%
Infrastructure Development Finance Co., Ltd.	3,063,969	$8,112,567
Rural Electrification Corp., Ltd.	2,046,404	8,181,350

		$16,293,917

Electric Utilities — 2.1%
Power Grid Corporation of India, Ltd.	4,076,329	$8,649,703

		$8,649,703

Gas Utilities — 1.8%
GAIL (India), Ltd.	1,005,370	$7,408,189

		$7,408,189

Hotels, Restaurants & Leisure — 0.2%
Mahindra Holidays & Resorts India, Ltd.	167,182	$987,324

		$987,324

Household Products — 1.1%
Hindustan Unilever, Ltd.	567,010	$4,531,673

		$4,531,673

Independent Power Producers & Energy Traders — 1.5%
NTPC, Ltd.	1,941,102	$6,206,323

		$6,206,323

IT Services — 13.2%
HCL Technologies, Ltd.	841,044	$7,954,808
Infosys, Ltd.	487,963	27,341,475

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Satyam Computer Services, Ltd.(1)	3,082,810	$4,865,686
Tata Consultancy Services, Ltd.	656,184	15,012,251

		$55,174,220

Machinery — 1.9%
Ashok Leyland, Ltd.	13,346,610	$7,948,130

		$7,948,130

Media — 2.6%
Dish TV India, Ltd.(1)	4,256,155	$5,341,896
Zee Entertainment Enterprises, Ltd.	2,253,000	5,568,541

		$10,910,437

Metals & Mining — 2.6%
Hindalco Industries, Ltd.	2,423,100	$6,152,598
Tata Steel, Ltd.	536,804	4,942,370

		$11,094,968

Oil, Gas & Consumable Fuels — 7.2%
Coal India, Ltd.	849,740	$5,690,804
Oil & Natural Gas Corp., Ltd.	1,140,680	6,009,852
Petronet LNG, Ltd.	1,888,320	6,191,450
Reliance Industries, Ltd.	832,877	12,235,971

		$30,128,077

Pharmaceuticals — 8.0%
Cipla, Ltd.	1,260,398	$7,542,831
Dr. Reddy’s Laboratories, Ltd.	441,509	15,214,410
Glenmark Pharmaceuticals, Ltd.	664,145	4,032,815
Lupin, Ltd.	640,844	6,653,577

		$33,443,633

Real Estate Management & Development — 1.6%
DLF, Ltd.	1,661,470	$6,569,531

		$6,569,531

Thrifts & Mortgage Finance — 4.2%
Housing Development Finance Corp., Ltd.	1,331,830	$17,625,071

		$17,625,071

Tobacco — 5.9%
ITC, Ltd.	5,595,429	$24,830,353

		$24,830,353

Wireless Telecommunication Services — 3.9%
Bharti Airtel, Ltd.	2,495,656	$16,523,482

		$16,523,482

Total India (identified cost $354,791,838)		$394,052,675

Sri Lanka — 2.0%
Commercial Banks — 0.8%
Commercial Bank of Ceylon PLC	4,149,974	$3,246,037

		$3,246,037

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	2,813,368	$4,535,938

		$4,535,938

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Dialog Axiata PLC	6,808,780	$375,707

		$375,707

Total Sri Lanka (identified cost $7,596,878)		$8,157,682

Total Common Stocks (identified cost $362,388,716)		$402,210,357

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	$2,186	$2,186,371

Total Short-Term Investments (identified cost $2,186,371)		$2,186,371

Total Investments — 96.6% (identified cost $364,575,087)		$404,396,728

Other Assets, Less Liabilities — 3.4%		$14,272,329

Net Assets — 100.0%		$418,669,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,277,579

Gross unrealized appreciation	$57,262,056
Gross unrealized depreciation	(26,142,907)

Net unrealized appreciation	$31,119,149

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$402,210,357	*(1)	$—	$402,210,357
Short-Term Investments	—	2,186,371		—	2,186,371
Total Investments	$—	$404,396,728		$—	$404,396,728

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Commodity Strategy Fund

March 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 9.8%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Aircastle, Ltd., 6.75%, 4/15/17(1)	$125	$125,000
Aircastle, Ltd., 7.625%, 4/15/20(1)	125	125,000
AK Steel Corp., 8.375%, 4/1/22	250	243,750
Ally Financial, Inc., 4.50%, 2/11/14	525	526,969
Ally Financial, Inc., 6.75%, 12/1/14	325	342,062
Bill Barrett Corp., 7.00%, 10/15/22	250	241,875
Blue Fin, Ltd., 8.561%, 5/28/13(1)(2)(3)	3,750	3,776,250
Building Materials Corp. of America, 6.75%, 5/1/21(1)	65	69,144
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	200	209,000
Caesars Entertainment Operating Co., 8.50%, 2/15/20(1)	580	591,600
Case New Holland, Inc., 7.75%, 9/1/13	75	80,250
Chesapeake Energy Corp., 6.125%, 2/15/21	200	199,000
Chrysler Group, LLC, 8.25%, 6/15/21	250	253,750
Cimarex Energy Co., 5.875%, 5/1/22	150	153,375
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	560	581,700
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20(1)	50	48,500
Continental Resources, Inc., 5.00%, 9/15/22(1)	175	176,094
East Lane Re IV, Ltd., 5.755%, 3/14/14(1)(2)(3)	1,400	1,391,880
Esterline Technologies Corp., 6.625%, 3/1/17	120	124,800
Fidelity National Information Services, Inc., 5.00%, 3/15/22(1)	125	123,750
First Data Corp., 8.25%, 1/15/21(1)	32	31,440
Foundation Re III, Ltd., 5.061%, 2/25/15(1)(2)(3)	2,375	2,308,737
Frontier Communications Corp., 6.25%, 1/15/13	785	808,550
Golden State Re, Ltd., 3.811%, 1/8/15(1)(2)(3)	3,000	2,990,700
Gray Television, Inc., 10.50%, 6/29/15	300	313,500
GulfMark Offshore, Inc., 6.375%, 3/15/22(1)	250	251,875
HCA, Inc., 5.875%, 3/15/22	475	476,781
HCA, Inc., 6.25%, 2/15/13	100	103,125
HCA, Inc., 6.30%, 10/1/12	250	255,000
Health Management Associates, Inc., 6.125%, 4/15/16	25	26,281
Hercules Offshore, Inc., 7.125%, 4/1/17(1)	250	250,625
International Lease Finance Corp., 4.875%, 4/1/15	125	123,811
International Lease Finance Corp., 5.875%, 4/1/19	125	120,943
International Lease Finance Corp., 6.50%, 9/1/14(1)	800	849,000
International Lease Finance Corp., MTN, 5.625%, 9/20/13	200	203,250
J.B. Poindexter & Co., Inc., 9.00%, 4/1/22(1)	125	129,219
JBS USA, LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	125	128,750
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	250	261,250
Key Energy Services, Inc., 6.75%, 3/1/21(1)	75	77,063
Lawson Software, Inc., 9.375%, 4/1/19(1)	25	25,000
LINN Energy, LLC/LINN Energy Finance Corp., 6.25%, 11/1/19(1)	775	752,719
Masco Corp., 5.95%, 3/15/22	125	125,477
Meritage Homes Corp., 7.00%, 4/1/22(1)	250	251,250
MetroPCS Wireless, Inc., 6.625%, 11/15/20	110	109,588
MGM Resorts International, 6.75%, 9/1/12	525	536,484
MGM Resorts International, 10.00%, 11/1/16	72	81,000
Mueller Water Products, Inc., 7.375%, 6/1/17	100	99,000
Mueller Water Products, Inc., 8.75%, 9/1/20	25	28,125

		N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)		Value
Omega Healthcare Investors, Inc., 5.875%, 3/15/24(1)		$150	$147,375
Omega Healthcare Investors, Inc., 7.50%, 2/15/20		180	194,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20(1)		200	205,000
QEP Resources, Inc., 5.375%, 10/1/22		100	99,375
QVC, Inc., 7.50%, 10/1/19(1)		50	55,125
Residential Re 2011, Ltd., 8.811%, 6/6/15(1)(2)(3)		750	749,775
Reynolds Group Holdings, Inc., 9.00%, 4/15/19(1)		250	247,500
Samson Investment Co., 9.75%, 2/15/20(1)		850	861,687
SandRidge Energy, Inc., 7.50%, 3/15/21		450	445,500
Sprint Nextel Corp., 7.00%, 3/1/20(1)		250	254,375
Standard Pacific Corp., 10.75%, 9/15/16		53	61,215
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(1)		250	253,000
Tenet Healthcare Corp., 10.00%, 5/1/18		50	57,500
Terex Corp., 6.50%, 4/1/20		50	50,500
Univision Communications, Inc., 6.875%, 5/15/19(1)		250	254,687
UR Financing Escrow Corp., 7.375%, 5/15/20(1)		425	435,625
USPI Finance Corp., 9.00%, 4/1/20(1)		200	207,000
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19		40	40,000
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(1)		50	50,000
Vanguard Natural Resources, LLC/VNR Finance Corp., 7.875%, 4/1/20		125	124,093
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.75%, 1/15/19(1)		500	516,875
Windstream Corp., 7.50%, 4/1/23		50	51,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22(1)		450	439,875

Total Corporate Bonds (identified cost $26,992,200)			$26,904,524

Foreign Corporate Bonds — 5.6%

Security	Principal Amount* (000’s omitted)		Value
Australia — 0.2%
FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17(1)		400	$397,000
Midwest Vanadium Pty, Ltd., 11.50%, 2/15/18(1)		350	243,250

Total Australia			$640,250

Brazil — 2.6%
Ceagro Agricola, Ltd., 10.75%, 5/16/16(1)		750	$731,250
Ceagro Agricola, Ltd., 10.75%, 5/16/16(4)		425	414,375
Morgan Stanley Brazilian Inflation Linked Note, 5.40%, 5/15/15(1)(5)	BRL	2,233	1,244,618
OGX Austria GmbH, 8.375%, 4/1/22(1)		250	253,125
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(4)		145	143,550
Virgolino de Oliveira Finance, Ltd., 11.75%, 2/9/22(1)		300	299,250
WPE International Cooperatief UA, 10.375%, 9/30/20(1)		2,100	2,001,930
WPE International Cooperatief UA, 10.375%, 9/30/20(4)		2,275	2,168,758

Total Brazil			$7,256,856

Canada — 0.3%
Banro Corp., 10.00%, 3/1/17(1)		300	$279,000
Videotron Ltee, 5.00%, 7/15/22(1)		500	497,500

Total Canada			$776,500

		N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)		Value
China — 0.4%
China Liansu Group Holdings, Ltd., 7.875%, 5/13/16(1)		1,000	$945,000

Total China			$945,000

Colombia — 0.5%
Empresas Publicas de Medellin, 8.375%, 2/1/21(4)	COP	2,276,000	$1,356,124

Total Colombia			$1,356,124

France — 0.1%
Rexel SA, 6.125%, 12/15/19(1)		300	$304,875

Total France			$304,875

Hong Kong — 0.1%
Zoomlion HK SPV Co., Ltd., 6.875%, 4/5/17(1)		300	$298,440

Total Hong Kong			$298,440

Ireland — 0.1%
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)		350	$334,250

Total Ireland			$334,250

Mexico — 0.1%
Corporacion GEO SAB de CV, 8.875%, 3/27/22(1)		200	$205,000

Total Mexico			$205,000

Peru — 0.3%
Camposol SA, 9.875%, 2/2/17(1)		750	$781,875

Total Peru			$781,875

Saudi Arabia — 0.9%
Dar Al-Arkan International Sukuk Co., 2.817%, 7/16/12(2)		1,000	$980,000
Dar Al-Arkan International Sukuk Co., 10.75%, 2/18/15(4)		1,404	1,367,145

Total Saudi Arabia			$2,347,145

Ukraine — 0.0%(6)
DTEK Finance B.V., 9.50%, 4/28/15(4)		100	$96,000

Total Ukraine			$96,000

Total Foreign Corporate Bonds (identified cost $15,870,813)			$15,342,315

U.S. Treasury Obligations — 20.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(7)		$16,428	$17,366,017
0.50%, 4/15/15(7)		14,641	15,535,392
1.25%, 4/15/14(7)		10,066	10,682,831
2.125%, 2/15/40(7)		839	1,102,289
2.125%, 2/15/41(7)		9,314	12,277,875

Total U.S. Treasury Obligations (identified cost $52,869,375)			$56,964,404

		N(000.000.000		N(000.000.000	N(000.000.000	N(000.000.000

Currency Options Purchased — 0.0%(6)
Description	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro Put Option, European Style	EUR	9,640	EUR	1.304	4/12/12	$11,353
Yuan Renminbi Put Option, European Style	CNY	161,250	CNY	6.45	7/9/12	27,400

Total Currency Options Purchased (identified cost $298,512)						$38,753

Call Options Purchased — 0.2%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 6/2012	88	$125.00	5/10/12	$264,000
Brent Crude Oil Future 9/2012	315	160.00	8/10/12	229,950
Live Cattle Future 4/2012	50	134.00	4/5/12	250

Total Call Options Purchased (identified cost $647,527)				$494,200

Put Options Purchased — 0.0%(6)

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
Silver Future 5/2012	24	$30.00	4/25/12	$27,000

Total Put Options Purchased (identified cost $88,883)				$27,000

N(000.000.000	N(000.000.000

Warrants — 0.0%(6)

	N(000.000.000	N(000.000.000
Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(8)	14,400	$21,312

Total Warrants (identified cost $24,320)		$21,312

Short-Term Investments — 68.6%

U.S. Treasury Obligations — 54.5%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/7/12(9)	$50,000	$49,994,750
U.S. Treasury Bill, 0.00%, 6/21/12(9)	100,000	99,986,800

Total U.S. Treasury Obligations (identified cost $149,972,771)		$149,981,550

	N(000.000.000	N(000.000.000

Other — 14.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(10)	$38,864	$38,863,830

Total Other (identified cost $38,863,830)		$38,863,830

Total Short-Term Investments (identified cost $188,836,601)		$188,845,380

Total Investments — 104.9% (identified cost $285,628,231)		$288,637,888

Other Assets, Less Liabilities — (4.9)%		$(13,397,750)

Net Assets — 100.0%		$275,240,138

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CNY	-	Chinese Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

MTN	-	Medium-Term Note

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $28,832,120 or 10.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05%.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Non-income producing security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $7,361.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2012 were $64,994,066 or 23.6% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at March 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/18/12	Copper 175 Metric Tons	United States Dollar 1,452,850	Citibank NA	$(25,638)

				$(25,638)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/20/12	Czech Koruna 11,866,000	United States Dollar 601,905	Citibank NA	$(36,499)
4/20/12	New Turkish Lira 1,100,000	United States Dollar 598,892	Goldman Sachs International	(15,729)
6/20/12	Czech Koruna 22,500,840	United States Dollar 1,200,000	Citibank NA	(10,306)
6/20/12	Japanese Yen 98,523,600	United States Dollar 1,200,000	Citibank NA	8,832
6/20/12	Japanese Yen 49,602,000	United States Dollar 600,000	Citibank NA	303
6/20/12	New Zealand Dollar 1,200,000	United States Dollar 982,692	Goldman Sachs International	5,390
6/21/12	New Turkish Lira 1,100,000	United States Dollar 591,001	Goldman Sachs International	(15,524)
6/21/12	New Zealand Dollar 1,467,441	United States Dollar 1,200,000	Goldman Sachs International	4,971
6/21/12	New Zealand Dollar 733,721	United States Dollar 600,000	Goldman Sachs International	2,486
9/19/12	Czech Koruna 11,500,000	United States Dollar 612,680	Barclays Bank PLC	(5,730)
9/19/12	Euro 1,300,000	United States Dollar 1,700,880	Barclays Bank PLC	(34,692)
9/19/12	Euro 5,250,000	United States Dollar 6,868,916	Barclays Bank PLC	(140,121)
9/19/12	Japanese Yen 95,311,000	United States Dollar 1,146,419	Barclays Bank PLC	(7,185)

				$(243,804)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
4/20/12	New Turkish Lira 1,100,000	United States Dollar 592,481	Citibank NA	$22,140
6/20/12	Mexican Peso 7,642,140	United States Dollar 600,000	Citibank NA	(7,017)
6/20/12	Mexican Peso 15,277,320	United States Dollar 1,200,000	Goldman Sachs International	(14,575)
6/21/12	New Turkish Lira 1,100,000	United States Dollar 599,978	Citibank NA	6,547
6/21/12	New Zealand Dollar 1,472,935	United States Dollar 1,200,000	Citibank NA	(497)
6/21/12	New Zealand Dollar 731,458	United States Dollar 600,000	Citibank NA	(4,329)
9/19/12	Japanese Yen 95,311,000	United States Dollar 1,154,096	Goldman Sachs International	(492)
9/19/12	Russian Ruble 53,527,000	United States Dollar 1,780,080	Barclays Bank PLC	2,910
9/19/12	Russian Ruble 28,000,000	United States Dollar 931,160	Barclays Bank PLC	1,522
9/19/12	South Korean Won 744,000,000	United States Dollar 654,930	Barclays Bank PLC	(3,938)

				$2,271

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
5/12	26 Brent Crude Oil	Short	$(3,224,410)	$(3,194,880)	$29,530
12/12	6 Cotton	Long	277,650	273,000	(4,650)
6/12	8 Gold	Short	(1,332,800)	(1,337,520)	(4,720)
9/12	23 Light Sweet Crude Oil	Long	2,389,700	2,407,180	17,480
2/13	55 Light Sweet Crude Oil	Short	(5,714,500)	(5,792,600)	(78,100)
6/13	29 Light Sweet Crude Oil	Long	2,977,140	3,024,990	47,850
6/12	11 LME Aluminum	Short	(611,944)	(583,550)	28,394
12/12	8 LME Copper	Long	1,916,850	1,690,400	(226,450)
12/13	8 LME Copper	Short	(1,859,800)	(1,684,000)	175,800
7/12	3 Natural Gas	Long	88,290	71,670	(16,620)
7/12	16 Platinum	Long	1,334,560	1,315,280	(19,280)
5/12	5 Silver	Long	820,000	812,100	(7,900)
5/12	12 CBOE Volatility Index	Short	(244,800)	(228,000)	16,800
7/12	13 CBOE Volatility Index	Short	(337,350)	(286,650)	50,700
8/12	19 CBOE Volatility Index	Long	507,950	444,600	(63,350)
6/12	87 Euro	Short	(14,250,619)	(14,506,163)	(255,544)
6/12	4 Japanese Yen	Short	(603,725)	(603,900)	(175)

					$(310,235)

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Receives	Fund Pays	Termination Date	Net Unrealized Depreciation
Citibank NA	USD	1,100	0.94%	Return on CPI-U (NSA)	7/6/12	$(31,639)
Citibank NA	USD	1,200	0.99	Return on CPI-U (NSA)	8/4/12	(34,442)
Citibank NA	USD	2,100	1.10	Return on CPI-U (NSA)	10/4/12	(63,960)
Citibank NA	USD	2,000	1.24	Return on CPI-U (NSA)	11/1/12	(55,480)
Citibank NA	USD	3,000	1.30	Return on CPI-U (NSA)	12/6/12	(82,944)
Citibank NA	EUR	2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(75,735)
Citibank NA	EUR	2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(67,549)
Credit Suisse International	EUR	6,000	2.00	Return on EUR-EXT-CPI	2/10/16	(62,169)

						$(473,918)

EUR	-	Euro

USD	-	United States Dollar

CPI-U (NSA)	-	Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted

EUR-EXT-CPI	-	EUR-Non-revised Consumer Price Index excluding Tobacco

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	CZK	48,000	Receives	6-Month CZK- PRIBOR-PRBO	1.71%	1/27/17	$3,919
Citibank NA	EUR	2,400	Pays	6-Month EUR- EURIBOR-Reuters	1.71	1/27/17	20,408
Citibank NA	INR	1,000,000	Receives	INR-MIBOR- OIS-COMPOUND	7.50	2/27/14	19,943
Credit Suisse International	GBP	1,800	Pays	6-Month GBP- LIBOR-BBA	3.23	1/20/22	(13,932)
Credit Suisse International	JPY	1,500,000	Receives	6-Month JPY- LIBOR-BBA	1.83	3/19/32	(271,794)
Credit Suisse International	MXN	69,000	Pays	1-Month MXN- TIIE-Banxico	4.65	11/1/13	(20,698)
Credit Suisse International	MXN	75,000	Pays	1-Month MXN- TIIE-Banxico	4.70	11/12/13	(18,751)
Credit Suisse International	USD	14,000	Receives	3-Month USD- LIBOR-BBA	3.89	6/27/41	(2,445,120)
Credit Suisse International	ZAR	26,000	Pays	3-Month ZAR- JIBAR-SAFEX	6.45	11/9/16	(46,377)

							$(2,772,402)

CZK	-	Czech Koruna

EUR	-	Euro

GBP	-	British Pound Sterling

INR	-	Indian Rupee

JPY	-	Japanese Yen

MXN	-	Mexican Peso

USD	-	United States Dollar

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received	Net Unrealized Depreciation
Russia	Citibank NA	$1,000	1.00	%(1)	3/20/16	1.58%	$(21,998)	$14,385	$(7,613)
Russia	Citibank NA	2,500	1.00	(1)	6/20/16	1.63	(63,147)	25,019	(38,128)
Russia	Citibank NA	3,500	1.00	(1)	9/20/16	1.69	(102,679)	59,695	(42,984)

							$(187,824)	$99,099	$(88,725)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$219,667	$(165,715)	$53,952
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	247,528	(100,490)	147,038
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(639,953)	576,788	(63,165)
Markit CDX Emerging Markets Index	Credit Suisse International	2,750	5.00	(1)	6/20/16	(351,974)	304,199	(47,775)
Markit CDX Emerging Markets Index	Credit Suisse International	5,000	5.00	(1)	12/20/16	(576,488)	217,280	(359,208)

						$(1,101,220)	$832,062	$(269,158)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2012, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/ Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America NA	$10,000,000	Pays	Total Return on BofA Merrill Lynch U.S. Emerging Markets Liquid Corporate Plus Index	Receives	1-Month USD-LIBOR- BBA + 0.15%	6/20/12	$2,759
Barclays Bank PLC	1,000,000	Receives	Excess Return on Barclays Capital AIMS Index	Pays	1.00%	1/10/13	3,526
Barclays Bank PLC	8,000,000	Receives	Excess Return on Barclays Commodity Strategy 1607 Index	Pays	0.50	4/18/12	(3,564)
Barclays Bank PLC	110,600,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	4/25/12	(255,294)
Barclays Bank PLC	1,000,000	Receives	Excess Return on S&P GSCI Kansas Wheat Index	Pays	0.29	4/25/12	41,013
Citibank NA	43,300,000	Receives	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	Pays	0.48	4/18/12	(894,619)
Citibank NA	6,060,000	Receives	Excess Return on Citi Custom CIVICS Long-Short Commodity Index	Pays	0.37	4/30/12	—
Citibank NA	14,700,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	4/18/12	(278,801)
Citibank NA	2,000,000	Pays	Excess Return on S&P GSCI Corn Index	Receives	0.00	4/9/12	1,553
Citibank NA	2,000,000	Receives	Excess Return on S&P GSCI Kansas Wheat Index	Pays	0.30	4/9/12	39,325
Credit Suisse International	113,900,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	4/11/12	(4,737,909)
JPMorgan Chase Bank	5,250,000	Receives	Excess Return on J.P. Morgan Volemont Strategy Index	Pays	0.00	5/9/12	12,832
Merrill Lynch International	24,000,000	Receives	Excess Return on MLCX-Armored Wolf Long-Short Index	Pays	0.53	4/30/12	—

							$(6,069,179)

Written options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	40,000,356	$438,136
Options written	395	559,065
Options terminated in closing purchase transactions	(435)	(637,905)
Options expired	(40,000,316)	(359,296)

Outstanding, end of period	—	$—

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including forward commodity contracts, commodity futures contracts and options thereon and total return swaps and options based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to a credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap, inflation swap and total return swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(25,638)
Commodity	Futures Contracts*	299,054	(357,720)
Commodity	Purchased Options	521,200	—
Commodity	Total Return Swaps	81,891	(6,170,187)

		$902,145	$(6,553,545)

Credit	Credit Default Swaps	$467,195	$(1,756,239)
Credit	Total Return Swaps	2,759	—

		$469,954	$(1,756,239)

Equity Price	Futures Contracts*	$67,500	$(63,350)
Equity Price	Total Return Swaps	12,832	—

		$80,332	$(63,350)

Foreign Exchange	Currency Options Purchased	$38,753	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	55,101	(296,634)
Foreign Exchange	Futures Contracts*	—	(255,719)

		$93,854	$(552,353)

Interest Rate	Inflation Swaps	$—	$(473,918)
Interest Rate	Interest Rate Swaps	44,270	(2,816,672)
Interest Rate	Total Return Swaps	3,526	—

		$47,796	$(3,290,590)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$285,909,816

Gross unrealized appreciation	$3,904,484
Gross unrealized depreciation	(1,176,412)

Net unrealized appreciation	$2,728,072

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,904,524	$—	$26,904,524
Foreign Corporate Bonds	—	15,342,315	—	15,342,315
U.S. Treasury Obligations	—	56,964,404	—	56,964,404
Currency Options Purchased	—	38,753	—	38,753
Call Options Purchased	494,200	—	—	494,200
Put Options Purchased	27,000	—	—	27,000
Warrants	21,312	—	—	21,312
Short-Term Investments -
U.S. Treasury Obligations	—	149,981,550	—	149,981,550
Other	—	38,863,830	—	38,863,830
Total Investments	$542,512	$288,095,376	$—	$288,637,888
Forward Foreign Currency Exchange Contracts	$—	$55,101	$—	$55,101
Futures Contracts	366,554	—	—	366,554
Swap Contracts	—	612,473	—	612,473
Total	$909,066	$288,762,950	$—	$289,672,016

Liability Description
Forward Commodity Contracts	$—	$(25,638)	$—	$(25,638)
Forward Foreign Currency Exchange Contracts	—	(296,634)	—	(296,634)
Futures Contracts	(676,789)	—	—	(676,789)
Swap Contracts	—	(11,217,016)	—	(11,217,016)
Total	$(676,789)	$(11,539,288)	$—	$(12,216,077)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Investment Grade Income Fund

March 31, 2012 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $41,046,643 and the Fund owned 33.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Investment Grade Income Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 42.4%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$411,939
Ford Motor Co., 7.45%, 7/16/31(1)	500	613,750

		$1,025,689

Banks — 8.7%
American Express Co., 8.125%, 5/20/19	$440	$575,863
Bank of America Corp., MTN, 5.65%, 5/1/18	890	951,056
Barclays Bank PLC, 5.00%, 9/22/16	615	662,001
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	391,697
CIT Group, Inc., 7.00%, 5/2/17(2)	400	401,500
Citigroup, Inc., 5.85%, 8/2/16	745	813,702
Citigroup, Inc., 6.875%, 3/5/38	310	358,111
DBS Bank, Ltd., 3.625% to 9/21/17, 9/21/22(2)(3)	500	488,389
Discover Bank, 8.70%, 11/18/19	400	498,335
Fifth Third Bancorp, 3.625%, 1/25/16	500	526,968
HSBC Holdings PLC, 4.00%, 3/30/22	610	605,631
JPMorgan Chase & Co., 4.35%, 8/15/21	1,360	1,391,688
Merrill Lynch & Co., 5.70%, 5/2/17	200	205,282
Morgan Stanley, 3.45%, 11/2/15	800	782,033
PNC Funding Corp., 5.125%, 2/8/20	565	640,824
Santander Holdings USA, Inc., 4.625%, 4/19/16	350	354,925
UBS AG/Stamford CT, 5.875%, 7/15/16	350	369,190
Wells Fargo & Co., MTN, 4.60%, 4/1/21	550	590,703

		$10,607,898

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$206,160
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	501,323
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	738,356
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	400	407,608

		$1,853,447

Broadcasting and Cable — 1.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$426,000
Comcast Corp., 6.95%, 8/15/37	300	380,024
Time Warner, Inc., 5.875%, 11/15/16	620	726,804

		$1,532,828

Commercial Services — 1.8%
Corrections Corp. of America, 7.75%, 6/1/17	$380	$416,100
Hillenbrand, Inc., 5.50%, 7/15/20	400	420,366
Waste Management, Inc., 7.375%, 3/11/19	460	575,459
Western Union Co. (The), 6.20%, 11/17/36	700	734,610

		$2,146,535

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Communications Services — 2.0%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$298,350
Motorola Solutions, Inc., 6.00%, 11/15/17	550	637,356
Nextel Communications, Inc., 6.875%, 10/31/13	400	402,000
Qwest Corp., 7.625%, 6/15/15	640	744,977
Verizon Communications, Inc., 5.85%, 9/15/35	320	367,513

		$2,450,196

Diversified Manufacturing — 2.6%
Caterpillar, Inc., 3.90%, 5/27/21(1)	$450	$493,956
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,471,396
Joy Global, Inc., 5.125%, 10/15/21	465	504,269
Tyco Electronics Group SA, 6.55%, 10/1/17	620	734,744

		$3,204,365

Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$410,836

		$410,836

Electric Utilities — 1.7%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$535,000
Florida Power & Light Co., 4.125%, 2/1/42	400	392,272
Georgia Power Co., 4.30%, 3/15/42	375	367,003
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	751,937

		$2,046,212

Electrical and Electronic Equipment — 1.2%
Agilent Technologies, Inc., 6.50%, 11/1/17	$330	$397,295
Amphenol Corp., 4.00%, 2/1/22	460	463,712
Energizer Holdings, Inc., 4.70%, 5/19/21	550	572,845

		$1,433,852

Energy — 1.1%
Cameron International Corp., 4.50%, 6/1/21	$600	$646,740
Petrobras International Finance Co., 7.875%, 3/15/19	570	705,925

		$1,352,665

Financial Services — 1.9%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$542	$568,164
General Electric Capital Corp., 5.625%, 5/1/18	590	684,577
Invesco, Ltd., 5.375%, 12/15/14	650	704,144
Janus Capital Group, Inc., 6.70%, 6/15/17	370	396,659

		$2,353,544

Foods — 0.6%
Ralcorp Holdings, Inc., 4.95%, 8/15/20(1)	$365	$363,792
Tyson Foods, Inc., 10.50%, 3/1/14	350	407,750

		$771,542

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Foods-Retail — 0.6%
Safeway, Inc., 5.00%, 8/15/19	$730	$776,227

		$776,227

Health Services — 1.4%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$400	$413,000
HCA, Inc., 6.50%, 2/15/20	500	526,250
Laboratory Corp. of America Holdings, 3.125%, 5/15/16	400	413,960
McKesson Corp., 6.50%, 2/15/14	340	374,061

		$1,727,271

Home Construction — 0.6%
Lennar Corp., 5.60%, 5/31/15	$400	$420,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	315,540

		$735,540

Insurance — 1.3%
American International Group, Inc., MTN, 5.85%, 1/16/18	$320	$348,775
American International Group, Inc., 6.25%, 5/1/36	200	216,672
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	595	693,901
Willis Group Holdings PLC, 4.125%, 3/15/16	265	269,564

		$1,528,912

Lodging and Gaming — 1.6%
International Game Technology, 7.50%, 6/15/19	$100	$117,267
MGM Resorts International, 6.75%, 9/1/12	420	429,188
Penn National Gaming, Inc., 8.75%, 8/15/19	540	608,850
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	650	750,750

		$1,906,055

Medical Products — 0.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$624,400

		$624,400

Mining — 0.5%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$602,104

		$602,104

Office Equipment/Supplies — 0.6%
Xerox Corp., MTN, 7.20%, 4/1/16	$650	$756,447

		$756,447

Oil and Gas-Equipment and Services — 2.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$540	$642,240
Nabors Industries, Inc., 5.00%, 9/15/20	560	601,956
Noble Holding International, Ltd., 2.50%, 3/15/17	720	726,607
Weatherford Bermuda, 4.50%, 4/15/22	610	617,302

		$2,588,105

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Pipelines — 1.3%
Energy Transfer Partners, L.P., 5.95%, 2/1/15	$520	$571,142
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	653,313
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(2)	400	408,000

		$1,632,455

Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties, LP, 3.70%, 11/15/18	$400	$414,193
BRE Properties, Inc., 5.50%, 3/15/17	660	729,189
DDR Corp., 9.625%, 3/15/16	430	520,958

		$1,664,340

Retail-Specialty and Apparel — 2.7%
AutoZone, Inc., 4.00%, 11/15/20	$750	$778,903
Home Depot, Inc., 5.875%, 12/16/36	415	497,502
Kohl’s Corp., 4.00%, 11/1/21	700	723,250
Limited Brands, Inc., 6.625%, 4/1/21	470	511,712
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	746,525

		$3,257,892

Tobacco — 0.6%
Philip Morris International, Inc., 5.65%, 5/16/18	$612	$730,192

		$730,192

Toys, Games & Hobbies — 0.7%
Hasbro, Inc., 6.35%, 3/15/40	$735	$797,124

		$797,124

Transportation — 1.0%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$560,000
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	644,294

		$1,204,294

Total Corporate Bonds (identified cost $49,602,675)		$51,720,967

Agency Mortgage-Backed Securities — 29.0%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$269	$282,704
Gold Pool #G04309, 5.50%, 5/1/38	3,004	3,263,406
Gold Pool #G18176, 5.00%, 4/1/22	453	488,720
Pool #A97620, 4.50%, 3/1/41	1,634	1,731,745
Pool #C03517, 4.50%, 9/1/40	1,738	1,841,949
Pool #G05958, 5.00%, 8/1/40	852	916,562
Pool #G06091, 5.50%, 5/1/40	1,582	1,717,894
Pool #G08348, 5.00%, 6/1/39	916	985,988
Pool #G18309, 4.50%, 5/1/24	980	1,045,708
Pool #Q00285, 4.50%, 4/1/41	2,503	2,652,049
Pool #Q04096, 4.00%, 10/1/41	497	520,664

		$15,447,389

4

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$2,155	$2,347,393
Pool #889040, 5.00%, 6/1/37	1,291	1,394,318
Pool #890397, 3.50%, 12/1/26	247	259,017
Pool #918109, 5.00%, 5/1/37	2,666	2,879,266
Pool #929009, 6.00%, 1/1/38	1,761	1,938,302
Pool #AB1652, 3.50%, 10/1/40	372	382,514
Pool #AC8540, 4.50%, 12/1/24	676	724,105
Pool #AE0949, 4.00%, 2/1/41	1,152	1,207,964
Pool #AE0971, 4.00%, 5/1/25	402	425,754
Pool #AE7535, 4.00%, 10/1/40	1,242	1,302,651
Pool #AE7758, 3.50%, 11/1/25	837	878,114
Pool #AH3804, 4.00%, 2/1/41	1,910	2,003,110
Pool #AH6827, 4.00%, 3/1/26	1,140	1,208,035
Pool #AH9055, 4.50%, 4/1/41	1,828	1,942,600
Pool #AJ4053, 4.00%, 10/1/41	185	194,628
Pool #AK3264, 3.00%, 2/1/27	686	711,747

		$19,799,518

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$164	$175,812

		$175,812

Total Agency Mortgage-Backed Securities (identified cost $33,939,648)		$35,422,719

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$217	$219,353
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	350	372,327
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(4)	256	262,309
CGCMT, Series 2004-C1, Class A4, 5.361%, 4/15/40(4)	400	429,802
COMM, Series 2012-LC4, Class C, 5.825%, 12/10/44(4)	215	218,220
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	293	298,980
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	425	426,533
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	586	626,394
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(2)	500	507,658
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	329	343,135
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	424,053
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	296	300,167
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	400	419,998
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	79	79,437
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	304,754
JPMCC, Series 2010-C2, Class C, 5.529%, 11/15/43(2)(4)	500	534,609
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(2)	675	718,188
LB-UBS, Series 2002-C2, Class A4, 5.594%, 6/15/31	51	51,532
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(4)	300	313,498
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	497,057
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	380	406,899
MSDWC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	300	307,623
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	695	704,321
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	286	289,587
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	363	368,932

5

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
RBSCF, Series 2010-MB1, Class C, 4.674%, 4/15/24(2)(4)	$325	$333,046
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	392	413,936
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45(5)	215	218,149
WFCM, Series 2010-C1, Class C, 5.588%, 11/15/43(2)(4)	500	535,078

Total Commercial Mortgage-Backed Securities (identified cost $10,538,241)		$10,925,575

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.7%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$947,790

		$947,790

Financial Services — 0.4%
FUEL Trust, Series 2011-1, 4.207%, 10/15/22(2)	$450	$462,166

		$462,166

Total Asset-Backed Securities (identified cost $1,300,000)		$1,409,956

U.S. Treasury Obligations — 15.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$3,560	$3,924,345
U.S. Treasury Bond, 4.50%, 2/15/36	830	1,010,396
U.S. Treasury Bond, 5.375%, 2/15/31	255	342,457
U.S. Treasury Bond, 6.375%, 8/15/27	365	526,056
U.S. Treasury Bond, 6.875%, 8/15/25	605	893,415
U.S. Treasury Note, 2.625%, 8/15/20	580	611,311
U.S. Treasury Note, 4.00%, 2/15/15	4,300	4,725,635
U.S. Treasury Note, 4.25%, 11/15/13	5,350	5,689,811
U.S. Treasury Note, 4.625%, 2/15/17	880	1,030,357

Total U.S. Treasury Obligations (identified cost $18,176,953)		$18,753,783

Preferred Securities — 1.3%

Security	Shares	Value
Diversified Financial Services — 0.7%
PPTT, 2006-A GS, Class A, 6.063%(2)(6)	8,000	$805,946

		$805,946

Insurance — 0.6%
American Overseas Group, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,824,568)		$1,606,071

6

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Interest Rate Swaptions — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	Wells Fargo	9/6/12	$20,000,000	$75,640

Total Interest Rate Swaptions (identified cost $979,000)				$75,640

	N(000.000.000	N(000.000.000
Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(8)(9)	$428	$427,618
Eaton Vance Cash Reserves Fund, LLC, 0.09%(9)	2,000	1,999,656

Total Short-Term Investments (identified cost $2,427,274)		$2,427,274

Total Investments — 100.3% (identified cost $119,788,359)		$122,341,985

Other Assets, Less Liabilities — (0.3)%		$(337,505)

Net Assets — 100.0%		$122,004,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

FUEL	-	Ford Upgrade Exchange Linked Notes

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MSDWC	-	Morgan Stanley Dean Witter Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

7

(1)	All or a portion of this security was on loan at March 31, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $8,692,536 or 7.1% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	When-issued security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(7)	Non-income producing security.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2012, the Portfolio loaned securities having a market value of $417,887 and received $427,618 of cash collateral for the loans.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $443 and $328, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,986,398

Gross unrealized appreciation	$4,747,342
Gross unrealized depreciation	(2,391,755)

Net unrealized appreciation	$2,355,587

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $75,640.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$51,720,967	$—	$51,720,967
Agency Mortgage-Backed Securities	—	35,422,719	—	35,422,719
Commercial Mortgage-Backed Securities	—	10,925,575	—	10,925,575
Asset-Backed Securities	—	1,409,956	—	1,409,956
U.S. Treasury Obligations	—	18,753,783	—	18,753,783
Preferred Securities	—	1,606,071	—	1,606,071
Interest Rate Swaptions	—	75,640	—	75,640
Short-Term Investments	—	2,427,274	—	2,427,274
Total Investments	$—	$122,341,985	$—	$122,341,985

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Large-Cap Growth Fund

March 31, 2012 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $174,084,050 and the Fund owned 93.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	49,300	$3,666,441
United Technologies Corp.	39,800	3,301,012

		$6,967,453

Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.	46,600	$2,167,366
FedEx Corp.	22,900	2,105,884

		$4,273,250

Automobiles — 1.1%
Ford Motor Co.	164,600	$2,055,854

		$2,055,854

Beverages — 2.9%
Coca-Cola Co. (The)	48,300	$3,574,683
PepsiCo, Inc.	26,650	1,768,227

		$5,342,910

Biotechnology — 2.7%
Celgene Corp.(1)	38,528	$2,986,691
Gilead Sciences, Inc.(1)	40,100	1,958,885

		$4,945,576

Chemicals — 3.0%
Ecolab, Inc.	46,100	$2,845,292
Monsanto Co.	35,200	2,807,552

		$5,652,844

Commercial Banks — 2.1%
Fifth Third Bancorp	92,500	$1,299,625
Wells Fargo & Co.	75,800	2,587,812

		$3,887,437

Communications Equipment — 4.8%
Juniper Networks, Inc.(1)	70,400	$1,610,752
QUALCOMM, Inc.	106,600	7,250,932

		$8,861,684

Computers & Peripherals — 10.2%
Apple, Inc.(1)	21,100	$12,648,817
Dell, Inc.(1)	118,900	1,973,740
EMC Corp.(1)	144,900	4,329,612

		$18,952,169

1

Security	Shares	Value
Construction & Engineering — 1.2%
Fluor Corp.	35,800	$2,149,432

		$2,149,432

Consumer Finance — 1.5%
American Express Co.	49,300	$2,852,498

		$2,852,498

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	61,900	$2,846,162

		$2,846,162

Electrical Equipment — 0.9%
Emerson Electric Co.	33,200	$1,732,376

		$1,732,376

Energy Equipment & Services — 1.8%
Schlumberger, Ltd.	48,900	$3,419,577

		$3,419,577

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	30,800	$2,796,640
CVS Caremark Corp.	46,200	2,069,760
Wal-Mart Stores, Inc.	41,500	2,539,800

		$7,406,200

Food Products — 2.4%
Kraft Foods, Inc., Class A	34,500	$1,311,345
Mead Johnson Nutrition Co.	37,900	3,125,992

		$4,437,337

Health Care Equipment & Supplies — 2.9%
Covidien PLC	39,800	$2,176,264
Intuitive Surgical, Inc.(1)	2,920	1,581,910
Varian Medical Systems, Inc.(1)	25,100	1,730,896

		$5,489,070

Health Care Providers & Services — 1.9%
DaVita, Inc.(1)	22,500	$2,028,825
Humana, Inc.	16,900	1,562,912

		$3,591,737

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	29,700	$1,709,829
Starbucks Corp.	59,800	3,342,222

		$5,052,051

2

Security	Shares	Value
Household Durables — 1.3%
Tempur-Pedic International, Inc.(1)	28,800	$2,431,584

		$2,431,584

Household Products — 1.2%
Colgate-Palmolive Co.	22,600	$2,209,828

		$2,209,828

Industrial Conglomerates — 1.1%
3M Co.	23,200	$2,069,672

		$2,069,672

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	9,700	$1,964,347

		$1,964,347

Internet Software & Services — 4.6%
eBay, Inc.(1)	75,000	$2,766,750
Google, Inc., Class A(1)	9,075	5,819,253

		$8,586,003

IT Services — 3.9%
International Business Machines Corp.	9,500	$1,982,175
VeriFone Systems, Inc.(1)	37,700	1,955,499
Visa, Inc., Class A	27,600	3,256,800

		$7,194,474

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	51,500	$2,292,265

		$2,292,265

Machinery — 1.9%
Deere & Co.	20,300	$1,642,270
PACCAR, Inc.	39,500	1,849,785

		$3,492,055

Media — 1.8%
Walt Disney Co. (The)	77,100	$3,375,438

		$3,375,438

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	22,100	$1,731,314
Apache Corp.	15,100	1,516,644
EOG Resources, Inc.	14,900	1,655,390
Exxon Mobil Corp.	26,000	2,254,980
Occidental Petroleum Corp.	14,600	1,390,358
Range Resources Corp.	24,200	1,406,988

		$9,955,674

3

Security	Shares	Value
Pharmaceuticals — 3.6%
Allergan, Inc.	36,300	$3,464,109
Elan Corp. PLC ADR(1)	102,100	1,532,521
Shire PLC ADR	17,300	1,639,175

		$6,635,805

Road & Rail — 0.9%
Union Pacific Corp.	15,200	$1,633,696

		$1,633,696

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom Corp., Class A(1)	76,550	$3,008,415
Cirrus Logic, Inc.(1)	71,200	1,694,560
Cypress Semiconductor Corp.(1)	137,600	2,150,688
Intel Corp.	57,700	1,621,947

		$8,475,610

Software — 6.6%
Intuit, Inc.	31,400	$1,888,082
Microsoft Corp.	156,232	5,038,482
Nuance Communications, Inc.(1)	95,500	2,442,890
Oracle Corp.	49,800	1,452,168
SAP AG ADR	21,200	1,480,184

		$12,301,806

Specialty Retail — 3.4%
Bed Bath & Beyond, Inc.(1)	29,200	$1,920,484
Home Depot, Inc. (The)	40,900	2,057,679
Urban Outfitters, Inc.(1)	82,300	2,395,753

		$6,373,916

Textiles, Apparel & Luxury Goods — 2.8%
Coach, Inc.	20,400	$1,576,512
NIKE, Inc., Class B	33,000	3,578,520

		$5,155,032

Total Common Stocks (identified cost $130,786,539)		$184,062,822

4

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$2,055	$2,054,613

Total Short-Term Investments (identified cost $2,054,613)		$2,054,613

Total Investments — 99.9% (identified cost $132,841,152)		$186,117,435

Other Assets, Less Liabilities — 0.1%		$102,728

Net Assets — 100.0%		$186,220,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $266.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,936,633

Gross unrealized appreciation	$53,447,083
Gross unrealized depreciation	(266,281)

Net unrealized appreciation	$53,180,802

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$184,062,822	*	$—	$—	$184,062,822
Short-Term Investments	—		2,054,613	—	2,054,613

Total Investments	$184,062,822		$2,054,613	$—	$186,117,435

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Large-Cap Value Fund

March 31, 2012 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $11,769,521,148 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	1,750,000	$130,147,500
General Dynamics Corp.	825,000	60,538,500
Honeywell International, Inc.	1,100,000	67,155,000
United Technologies Corp.	2,500,000	207,350,000

		$465,191,000

Auto Components — 0.6%
Johnson Controls, Inc.	2,000,000	$64,960,000

		$64,960,000

Automobiles — 0.8%
Ford Motor Co.(1)	7,250,000	$90,552,500

		$90,552,500

Biotechnology — 1.3%
Amgen, Inc.	1,350,000	$91,786,500
Gilead Sciences, Inc.(2)	1,275,000	62,283,750

		$154,070,250

Capital Markets — 2.3%
Ameriprise Financial, Inc.	1,500,000	$85,695,000
Goldman Sachs Group, Inc. (The)	950,000	118,151,500
State Street Corp.	1,500,000	68,250,000

		$272,096,500

Chemicals — 0.5%
Air Products and Chemicals, Inc.(1)	650,000	$59,670,000

		$59,670,000

Commercial Banks — 7.4%
Fifth Third Bancorp(1)	6,150,000	$86,407,500
KeyCorp	10,350,000	87,975,000
PNC Financial Services Group, Inc.	2,500,000	161,225,000
Regions Financial Corp.	12,500,000	82,375,000
U.S. Bancorp(1)	3,500,000	110,880,000
Wells Fargo & Co.	10,200,000	348,228,000

		$877,090,500

Computers & Peripherals — 3.8%
Apple, Inc.(2)	570,000	$341,697,900
Hewlett-Packard Co.	4,250,000	101,277,500

		$442,975,400

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Consumer Finance — 2.0%
American Express Co.	4,150,000	$240,119,000

		$240,119,000

Diversified Financial Services — 4.9%
Citigroup, Inc.(1)	6,250,000	$228,437,500
JPMorgan Chase & Co.	7,600,000	349,448,000

		$577,885,500

Diversified Telecommunication Services — 3.2%
AT&T, Inc.(1)	8,500,000	$265,455,000
CenturyLink, Inc.(1)	2,900,000	112,085,000

		$377,540,000

Electric Utilities — 2.0%
American Electric Power Co., Inc.	3,000,000	$115,740,000
PPL Corp.(1)	4,250,000	120,105,000

		$235,845,000

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	5,500,000	$246,400,000

		$246,400,000

Food Products — 2.9%
Kraft Foods, Inc., Class A	3,500,000	$133,035,000
Nestle SA	1,450,000	91,229,004
Unilever NV - NY Shares	3,500,000	119,105,000

		$343,369,004

Health Care Equipment & Supplies — 1.1%
Covidien PLC	2,400,000	$131,232,000

		$131,232,000

Health Care Providers & Services — 3.1%
Humana, Inc.(1)	800,000	$73,984,000
UnitedHealth Group, Inc.	5,000,000	294,700,000

		$368,684,000

Industrial Conglomerates — 2.9%
General Electric Co.	16,750,000	$336,172,500

		$336,172,500

Insurance — 5.5%
ACE, Ltd.(1)	1,750,000	$128,100,000
MetLife, Inc.	3,400,000	126,990,000
Prudential Financial, Inc.	2,000,000	126,780,000
Travelers Companies, Inc. (The)(1)	2,450,000	145,040,000

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
XL Group PLC	5,500,000	119,295,000

		$646,205,000

IT Services — 1.7%
International Business Machines Corp.	950,000	$198,217,500

		$198,217,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	1,600,000	$90,208,000

		$90,208,000

Machinery — 1.3%
Deere & Co.(1)	1,050,000	$84,945,000
PACCAR, Inc.(1)	1,500,000	70,245,000

		$155,190,000

Media — 3.8%
Comcast Corp., Class A(1)	4,000,000	$120,040,000
Time Warner, Inc.	1,750,000	66,062,500
Walt Disney Co. (The)	5,850,000	256,113,000

		$442,215,500

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR(1)	1,750,000	$126,700,000
Freeport-McMoRan Copper & Gold, Inc.	3,250,000	123,630,000

		$250,330,000

Multi-Utilities — 2.9%
PG&E Corp.(1)	1,500,000	$65,115,000
Public Service Enterprise Group, Inc.(1)	3,750,000	114,787,500
Sempra Energy	2,700,000	161,892,000

		$341,794,500

Multiline Retail — 1.6%
Macy’s, Inc.	2,500,000	$99,325,000
Target Corp.(1)	1,500,000	87,405,000

		$186,730,000

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	750,000	$58,755,000
Apache Corp.	600,000	60,264,000
Chevron Corp.	3,000,000	321,720,000
ConocoPhillips(1)	2,450,000	186,224,500
Exxon Mobil Corp.(1)	3,000,000	260,190,000
Hess Corp.	1,750,000	103,162,500
Marathon Oil Corp.(1)	1,850,000	58,645,000
Occidental Petroleum Corp.	2,500,000	238,075,000
Peabody Energy Corp.	1,600,000	46,336,000

		$1,333,372,000

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Pharmaceuticals — 8.0%
Johnson & Johnson(1)	4,900,000	$323,204,000
Merck & Co., Inc.	7,000,000	268,800,000
Pfizer, Inc.	15,250,000	345,565,000

		$937,569,000

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	1,000,000	$141,350,000
Boston Properties, Inc.	1,350,000	141,736,500
Simon Property Group, Inc.	1,000,000	145,680,000

		$428,766,500

Road & Rail — 2.0%
Union Pacific Corp.	2,200,000	$236,456,000

		$236,456,000

Software — 4.3%
Microsoft Corp.	7,750,000	$249,937,500
Oracle Corp.	9,000,000	262,440,000

		$512,377,500

Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.(2)	1,000,000	$65,770,000
TJX Companies, Inc. (The)	6,250,000	248,187,500

		$313,957,500

Tobacco — 1.1%
Philip Morris International, Inc.(1)	1,500,000	$132,915,000

		$132,915,000

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR(1)	4,250,000	$117,597,500

		$117,597,500

Total Common Stocks (identified cost $8,668,288,024)		$11,607,754,654

Short-Term Investments — 2.7%

	N(000.000.000	N(000.000.000
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$203,052	$203,052,257
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	109,441	109,441,201

Total Short-Term Investments (identified cost $312,493,458)		$312,493,458

N(000.000.000
Total Investments — 101.2% (identified cost $8,980,781,482)	$11,920,248,112

Other Assets, Less Liabilities — (1.2)%	$(138,677,094)

Net Assets — 100.0%	$11,781,571,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	All or a portion of this security was on loan at March 31, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2012, the Portfolio loaned securities having a market value of $200,058,423 and received $203,052,257 of cash collateral for the loans.

4

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 were $44,357 and $18,507, respectively.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

N(000.000.000
Aggregate cost	$9,136,880,756

Gross unrealized appreciation	$2,822,491,972
Gross unrealized depreciation	(39,124,616)

Net unrealized appreciation	$2,783,367,356

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	N(000.000.000	N(000.000.000		N(000.000.000	N(000.000.000
Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,098,415,500	$—		$—	$1,098,415,500
Consumer Staples	631,455,000	91,229,004		—	722,684,004
Energy	1,333,372,000	—		—	1,333,372,000
Financials	3,042,163,000	—		—	3,042,163,000
Health Care	1,681,763,250	—		—	1,681,763,250
Industrials	1,193,009,500	—		—	1,193,009,500
Information Technology	1,153,570,400	—		—	1,153,570,400
Materials	310,000,000	—		—	310,000,000
Telecommunication Services	495,137,500	—		—	495,137,500
Utilities	577,639,500	—		—	577,639,500

Total Common Stocks	$11,516,525,650	$91,229,004	*	$—	$11,607,754,654

Short-Term Investments	$—	$312,493,458		$—	$312,493,458

Total Investments	$11,516,525,650	$403,722,462		$—	$11,920,248,112

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	4,550	$145,964
Choice Hotels International, Inc.	3,165	118,181
Marriott International, Inc., Class A	9,385	355,222
McDonald’s Corp.	2,950	289,395
Starwood Hotels & Resorts Worldwide, Inc.	5,200	293,332

		$1,202,094

Other — 2.6%
Brookfield Office Properties, Inc.	21,450	$374,303
CB Richard Ellis Group, Inc., Class A(1)	10,110	201,796
Jones Lang LaSalle, Inc.	2,295	191,196

		$767,295

Real Estate Investment Trusts — 91.5%

Diversified, Specialty & Other — 5.3%
Alexandria Real Estate Equities, Inc.	5,765	$421,595
American Assets Trust, Inc.	6,370	145,236
American Tower Corp.	5,165	325,498
Digital Realty Trust, Inc.	2,925	216,362
Plum Creek Timber Co., Inc.	9,865	409,989

		$1,518,680

Health Care — 8.1%
HCP, Inc.	15,165	$598,411
Health Care REIT, Inc.	8,940	491,342
Ventas, Inc.	21,937	1,252,603

		$2,342,356

Hotels & Resorts — 3.2%
DiamondRock Hospitality Co.	14,520	$149,411
Host Hotels & Resorts, Inc.	37,740	619,691
Sunstone Hotel Investors, Inc.(1)	16,250	158,275

		$927,377

Industrial — 5.9%
EastGroup Properties, Inc.	7,525	$377,905
ProLogis, Inc.	36,440	1,312,569

		$1,690,474

Mall — 15.5%
Macerich Co. (The)	5,430	$313,583
Simon Property Group, Inc.	23,690	3,451,159
Taubman Centers, Inc.	9,655	704,332

		$4,469,074

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Office — 16.3%
Boston Properties, Inc.	14,625	$1,535,479
Brandywine Realty Trust	15,200	174,496
Corporate Office Properties Trust	7,195	166,996
Douglas Emmett, Inc.	16,655	379,901
Highwoods Properties, Inc.	14,570	485,472
Liberty Property Trust, Inc.	4,600	164,312
MPG Office Trust, Inc.(1)	43,150	100,971
PS Business Parks, Inc.	6,685	438,135
Vornado Realty Trust	14,975	1,260,895

		$4,706,657

Residential — 21.5%
American Campus Communities, Inc.	13,890	$621,161
AvalonBay Communities, Inc.	13,055	1,845,324
Camden Property Trust	5,475	359,981
Equity Residential	29,820	1,867,328
Essex Property Trust, Inc.	4,580	693,916
Mid-America Apartment Communities, Inc.	9,900	663,597
UDR, Inc.	5,600	149,576

		$6,200,883

Shopping Center — 9.2%
Acadia Realty Trust	6,995	$157,667
DDR Corp.	27,950	408,070
Federal Realty Investment Trust	8,230	796,582
Kimco Realty Corp.	17,200	331,272
Regency Centers Corp.	13,100	582,688
Tanger Factory Outlet Centers	8,280	246,165
Urstadt Biddle Properties, Inc.	6,515	128,606

		$2,651,050

Storage — 6.5%
Extra Space Storage, Inc.	14,340	$412,849
Public Storage, Inc.	10,515	1,452,857

		$1,865,706

Total Real Estate Investment Trusts		$26,372,257

Total Common Stocks (identified cost $25,684,730)		$28,341,646

Short-Term Investments — 1.5%

	N(000.000.000	N(000.000.000
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$423	$422,825

Total Short-Term Investments (identified cost $422,825)		$422,825

Total Investments — 99.8% (identified cost $26,107,555)		$28,764,471

Other Assets, Less Liabilities — 0.2%		$68,380

Net Assets — 100.0%		$28,832,851

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
March 31, 2012 was $163.

The Fund did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,217,446

Gross unrealized appreciation	$2,575,402
Gross unrealized depreciation	(28,377)

Net unrealized appreciation	$2,547,025

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$28,341,646	*	$—	$—	$28,341,646
Short-Term Investments	—		422,825	—	422,825
Total Investments	$28,341,646		$422,825	$—	$28,764,471

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investment.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2012 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $213,216,454 and the Fund owned 98.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Events

As of the close of business on April 30, 2012, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. As of May 1, 2012, the Fund invests directly in securities and maintains the same investment objective.

Eaton Vance

Small-Cap Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.5%
Aerovironment, Inc.(1)	121,050	$3,245,351

		$3,245,351

Building Products — 3.0%
Armstrong World Industries, Inc.	66,180	$3,227,598
Trex Co., Inc.(1)	98,670	3,165,334

		$6,392,932

Capital Markets — 4.0%
HFF, Inc., Class A(1)	99,100	$1,632,177
Lazard, Ltd., Class A	133,920	3,824,755
Walter Investment Management Corp.	143,905	3,245,058

		$8,701,990

Chemicals — 3.4%
Balchem Corp.	110,310	$3,336,878
LSB Industries, Inc.(1)	103,360	4,022,771

		$7,359,649

Commercial Banks — 2.1%
Signature Bank(1)	33,840	$2,133,274
Texas Capital Bancshares, Inc.(1)	71,550	2,477,061

		$4,610,335

Commercial Services & Supplies — 2.1%
Team, Inc.(1)	145,391	$4,499,851

		$4,499,851

Communications Equipment — 1.5%
Sycamore Networks, Inc.(1)	177,100	$3,141,754

		$3,141,754

Computers & Peripherals — 1.7%
Quantum Corp.(1)	1,400,940	$3,670,463

		$3,670,463

Construction & Engineering — 1.5%
MYR Group, Inc.(1)	187,250	$3,344,285

		$3,344,285

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Distributors — 1.9%
LKQ Corp.(1)	132,730	$4,137,194

		$4,137,194

Electronic Equipment, Instruments & Components — 4.9%
Elster Group SE ADR(1)	214,400	$3,389,664
FEI Co.(1)	74,150	3,641,507
National Instruments Corp.	125,795	3,587,673

		$10,618,844

Energy Equipment & Services — 2.2%
Hornbeck Offshore Services, Inc.(1)	88,210	$3,707,466
Poseidon Concepts Corp.	72,510	1,019,189

		$4,726,655

Food Products — 1.8%
Corn Products International, Inc.	65,650	$3,784,722

		$3,784,722

Health Care Equipment & Supplies — 3.5%
Analogic Corp.	64,070	$4,327,288
Orthofix International NV(1)	83,240	3,128,159

		$7,455,447

Health Care Providers & Services — 4.8%
Catalyst Health Solutions, Inc.(1)	51,027	$3,251,951
ExamWorks Group, Inc.(1)	231,688	2,877,565
MEDNAX, Inc.(1)	57,890	4,305,279

		$10,434,795

Household Products — 2.1%
Church & Dwight Co., Inc.	91,690	$4,510,231

		$4,510,231

Insurance — 5.1%
Allied World Assurance Co. Holdings, Ltd.	56,590	$3,886,035
Hanover Insurance Group, Inc. (The)	88,880	3,654,746
HCC Insurance Holdings, Inc.	113,520	3,538,418

		$11,079,199

IT Services — 1.7%
Euronet Worldwide, Inc.(1)	176,310	$3,683,116

		$3,683,116

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	250,270	$3,831,634

		$3,831,634

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
Machinery — 7.3%
Astec Industries, Inc.(1)	94,314	$3,440,575
Colfax Corp.(1)	104,980	3,699,495
RBC Bearings, Inc.(1)	89,760	4,140,629
Valmont Industries, Inc.	38,620	4,534,374

		$15,815,073

Marine — 2.0%
Kirby Corp.(1)	65,040	$4,278,982

		$4,278,982

Media — 1.8%
John Wiley & Sons, Inc., Class A	81,380	$3,872,874

		$3,872,874

Metals & Mining — 3.2%
Compass Minerals International, Inc.	44,870	$3,218,974
Molycorp, Inc.(1)	108,950	3,685,778

		$6,904,752

Multiline Retail — 3.8%
Big Lots, Inc.(1)	88,650	$3,813,723
Fred’s, Inc., Class A	302,070	4,413,243

		$8,226,966

Oil, Gas & Consumable Fuels — 6.3%
Goodrich Petroleum Corp.(1)	217,060	$4,128,481
Kodiak Oil & Gas Corp.(1)	339,160	3,378,034
Petroleum Development Corp.(1)	84,090	3,118,898
SM Energy Co.	43,530	3,080,618

		$13,706,031

Pharmaceuticals — 0.5%
Questcor Pharmaceuticals, Inc.(1)	28,400	$1,068,408

		$1,068,408

Professional Services — 1.5%
FTI Consulting, Inc.(1)	84,420	$3,167,438

		$3,167,438

Real Estate Investment Trusts (REITs) — 4.3%
American Campus Communities, Inc.	77,740	$3,476,533
Mid-America Apartment Communities, Inc.	33,080	2,217,352
PS Business Parks, Inc.	55,199	3,617,743

		$9,311,628

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Real Estate Management & Development — 1.9%
Forestar Real Estate Group, Inc.(1)	263,189	$4,050,479

		$4,050,479

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	225,250	$5,360,950
Cypress Semiconductor Corp.(1)	212,400	3,319,812

		$8,680,762

Software — 3.9%
Mentor Graphics Corp.(1)	269,900	$4,010,714
Parametric Technology Corp.(1)	160,230	4,476,826

		$8,487,540

Specialty Retail — 5.3%
GNC Holdings, Inc., Class A	143,090	$4,992,410
Monro Muffler Brake, Inc.	91,000	3,775,590
Select Comfort Corp.(1)	83,680	2,710,395

		$11,478,395

Total Common Stocks (identified cost $175,018,239)		$208,277,775

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$5,762	$5,762,434

Total Short-Term Investments (identified cost $5,762,434)		$5,762,434

Total Investments — 99.1% (identified cost $180,780,673)		$214,040,209

Other Assets, Less Liabilities — 0.9%		$2,012,179

Net Assets — 100.0%		$216,052,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $1,972.

4

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,917,147

Gross unrealized appreciation	$37,162,306
Gross unrealized depreciation	(4,039,244)

Net unrealized appreciation	$33,123,062

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$208,277,775	*	$—	$—	$208,277,775
Short-Term Investments	—		5,762,434	—	5,762,434
Total Investments	$208,277,775		$5,762,434	$—	$214,040,209

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on April 30, 2012, the Eaton Vance Small-Cap Fund withdrew its entire interest in the Portfolio in cash and securities. On May 1, 2012, the Portfolio terminated.

5

Eaton Vance

Small-Cap Value Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	30,900	$563,925

		$563,925

Airlines — 2.3%
Spirit Airlines, Inc.(1)	40,200	$806,814

		$806,814

Building Products — 1.5%
A.O. Smith Corp.	11,600	$521,420

		$521,420

Capital Markets — 1.9%
Stifel Financial Corp.(1)	17,700	$669,768

		$669,768

Chemicals — 5.8%
Calgon Carbon Corp.(1)	42,400	$661,864
Innophos Holdings, Inc.	11,400	571,368
RPM International, Inc.	29,500	772,605

		$2,005,837

Commercial Banks — 9.3%
MB Financial, Inc.	30,400	$638,096
National Penn Bancshares, Inc.	50,400	446,040
Prosperity Bancshares, Inc.	15,200	696,160
Trustmark Corp.	27,200	679,456
Umpqua Holdings Corp.	54,398	737,637

		$3,197,389

Commercial Services & Supplies — 1.5%
Brink’s Co. (The)	22,000	$525,140

		$525,140

Communications Equipment — 2.9%
NETGEAR, Inc.(1)	25,700	$981,740

		$981,740

Construction & Engineering — 2.9%
EMCOR Group, Inc.	16,900	$468,468
MasTec, Inc.(1)	29,800	539,082

		$1,007,550

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Containers & Packaging — 2.5%
AptarGroup, Inc.	15,600	$854,412

		$854,412

Electric Utilities — 3.1%
Cleco Corp.	13,900	$551,135
Portland General Electric Co.	20,700	517,086

		$1,068,221

Electrical Equipment — 1.4%
General Cable Corp.(1)	16,700	$485,636

		$485,636

Electronic Equipment, Instruments & Components — 1.3%
Itron, Inc.(1)	10,000	$454,100

		$454,100

Energy Equipment & Services — 3.7%
Hornbeck Offshore Services, Inc.(1)	18,000	$756,540
Oil States International, Inc.(1)	6,800	530,808

		$1,287,348

Food Products — 4.1%
J & J Snack Foods Corp.	13,900	$729,194
Lancaster Colony Corp.	10,300	684,538

		$1,413,732

Health Care Equipment & Supplies — 4.0%
Teleflex, Inc.	12,800	$782,720
West Pharmaceutical Services, Inc.	14,200	603,926

		$1,386,646

Health Care Providers & Services — 3.4%
Magellan Health Services, Inc.(1)	10,300	$502,743
Owens & Minor, Inc.	21,600	656,856

		$1,159,599

Insurance — 8.2%
Argo Group International Holdings, Ltd.	12,000	$358,440
Aspen Insurance Holdings, Ltd.	19,400	542,036
National Financial Partners Corp.(1)	16,318	247,054
ProAssurance Corp.	1,900	167,409
Protective Life Corp.	31,300	927,106
Tower Group, Inc.	26,100	585,423

		$2,827,468

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
IT Services — 1.9%
MAXIMUS, Inc.	16,100	$654,787

		$654,787

Machinery — 3.7%
Barnes Group, Inc.	32,300	$849,813
Crane Co.	8,800	426,800

		$1,276,613

Media — 1.3%
Madison Square Garden Co. (The)(1)	13,000	$444,600

		$444,600

Oil, Gas & Consumable Fuels — 2.7%
Gulfport Energy Corp.(1)	19,300	$562,016
VAALCO Energy, Inc.(1)	38,500	363,825

		$925,841

Paper & Forest Products — 1.1%
Buckeye Technologies, Inc.	11,039	$374,995

		$374,995

Professional Services — 1.0%
Towers Watson & Co., Class A	5,283	$349,048

		$349,048

Real Estate Investment Trusts (REITs) — 6.6%
LaSalle Hotel Properties	24,300	$683,802
Pebblebrook Hotel Trust	17,200	388,376
Senior Housing Properties Trust	30,100	663,705
Tanger Factory Outlet Centers	18,300	544,059

		$2,279,942

Road & Rail — 4.3%
Genesee & Wyoming, Inc., Class A(1)	10,700	$584,006
Old Dominion Freight Line, Inc.(1)	19,000	905,730

		$1,489,736

Semiconductors & Semiconductor Equipment — 1.2%
Omnivision Technologies, Inc.(1)	19,753	$395,060

		$395,060

Software — 2.4%
JDA Software Group, Inc.(1)	29,400	$807,912

		$807,912

Specialty Retail — 4.7%
Aeropostale, Inc.(1)	25,600	$553,472

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Children’s Place Retail Stores, Inc. (The)(1)	11,500	$594,205
Finish Line, Inc., Class A (The)	22,200	471,084

		$1,618,761

Textiles, Apparel & Luxury Goods — 5.0%
Carter’s, Inc.(1)	12,400	$617,148
Hanesbrands, Inc.(1)	19,500	576,030
Iconix Brand Group, Inc.(1)	30,800	535,304

		$1,728,482

Thrifts & Mortgage Finance — 1.5%
Washington Federal, Inc.	30,000	$504,600

		$504,600

Total Common Stocks (identified cost $27,660,945)		$34,067,122

Short-Term Investments — 1.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	$460	$460,086

Total Short-Term Investments (identified cost $460,086)		$460,086

Total Investments — 100.1% (identified cost $28,121,031)		$34,527,208

Other Assets, Less Liabilities — (0.1)%		$(26,196)

Net Assets — 100.0%		$34,501,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

4

The Fund did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,150,694

Gross unrealized appreciation	$6,696,590
Gross unrealized depreciation	(320,076)

Net unrealized appreciation	$6,376,514

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$34,067,122	*	$—	$—	$34,067,122
Short-Term Investments	—		460,086	—	460,086
Total Investments	$34,067,122		$460,086	$—	$34,527,208

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

6

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Special Equities Fund

March 31, 2012 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $55,960,968 and the Fund owned 95.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Events

As of the close of business on April 30, 2012, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. As of May 1, 2012, the Fund invests directly in securities and maintains the same investment objective.

Special Equities Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.9%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.4%
Aerovironment, Inc.(1)	30,160	$808,590

		$808,590

Auto Components — 2.6%
Allison Transmission Holdings, Inc.(1)	64,150	$1,531,902

		$1,531,902

Building Products — 1.4%
Armstrong World Industries, Inc.	17,340	$845,672

		$845,672

Capital Markets — 4.0%
Affiliated Managers Group, Inc.(1)	11,390	$1,273,516
Lazard, Ltd., Class A	38,520	1,100,131

		$2,373,647

Chemicals — 1.1%
FMC Corp.	6,300	$666,918

		$666,918

Commercial Banks — 4.1%
Cullen/Frost Bankers, Inc.	8,380	$487,632
First Republic Bank(1)	38,890	1,281,037
Signature Bank(1)	9,800	617,792

		$2,386,461

Communications Equipment — 2.4%
Harris Corp.	12,960	$584,237
Sycamore Networks, Inc.(1)	46,330	821,894

		$1,406,131

Construction & Engineering — 2.2%
Quanta Services, Inc.(1)	61,820	$1,292,038

		$1,292,038

Containers & Packaging — 1.8%
AptarGroup, Inc.	18,840	$1,031,867

		$1,031,867

Electrical Equipment — 2.3%
AMETEK, Inc.	27,830	$1,350,033

		$1,350,033

Electronic Equipment, Instruments & Components — 7.4%
Elster Group SE ADR(1)	58,050	$917,770
FLIR Systems, Inc.	39,660	1,003,795
National Instruments Corp.	34,150	973,958
Trimble Navigation, Ltd.(1)	26,330	1,432,879

		$4,328,402

Energy Equipment & Services — 2.1%
Hornbeck Offshore Services, Inc.(1)	23,090	$970,473
Poseidon Concepts Corp.	19,302	271,306

		$1,241,779

Food Products — 1.8%
Corn Products International, Inc.	18,010	$1,038,276

		$1,038,276

1

	N(000.000.000	N(000.000.000
Security	Shares	Value
Health Care Providers & Services — 3.5%
Catalyst Health Solutions, Inc.(1)	14,044	$895,024
MEDNAX, Inc.(1)	15,940	1,185,458

		$2,080,482

Health Care Technology — 1.8%
Allscripts Healthcare Solutions, Inc.(1)	63,380	$1,052,108

		$1,052,108

Household Durables — 0.8%
Tempur-Pedic International, Inc.(1)	5,670	$478,718

		$478,718

Household Products — 2.3%
Church & Dwight Co., Inc.	27,508	$1,353,118

		$1,353,118

Insurance — 3.3%
HCC Insurance Holdings, Inc.	32,740	$1,020,506
WR Berkley Corp.	26,040	940,565

		$1,961,071

Internet Software & Services — 2.1%
VeriSign, Inc.	32,070	$1,229,564

		$1,229,564

IT Services — 4.7%
Teradata Corp.(1)	22,170	$1,510,885
VeriFone Systems, Inc.(1)	24,300	1,260,441

		$2,771,326

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	68,140	$1,043,223

		$1,043,223

Machinery — 3.2%
Colfax Corp.(1)	27,230	$959,585
Pall Corp.	15,520	925,458

		$1,885,043

Marine — 2.2%
Kirby Corp.(1)	19,280	$1,268,431

		$1,268,431

Media — 1.5%
John Wiley & Sons, Inc., Class A	18,820	$895,644

		$895,644

Metals & Mining — 2.8%
IAMGOLD Corp.	58,550	$778,130
Molycorp, Inc.(1)	25,140	850,486

		$1,628,616

Multiline Retail — 3.3%
Big Lots, Inc.(1)	21,640	$930,953
Dollar Tree, Inc.(1)	10,730	1,013,877

		$1,944,830

Oil, Gas & Consumable Fuels — 4.9%
Goodrich Petroleum Corp.(1)	57,910	$1,101,448
Kodiak Oil & Gas Corp.(1)	106,590	1,061,636
SM Energy Co.	10,240	724,685

		$2,887,769

Pharmaceuticals — 2.7%
Perrigo Co.	12,740	$1,316,170
Questcor Pharmaceuticals, Inc.(1)	7,820	294,188

		$1,610,358

2

	N(000.000.000	N(000.000.000
Security	Shares	Value
Professional Services — 2.3%
FTI Consulting, Inc.(1)	23,980	$899,730
Nielsen Holdings NV(1)	14,980	451,497

		$1,351,227

Real Estate Investment Trusts (REITs) — 2.6%
Essex Property Trust, Inc.	6,050	$916,636
Mid-America Apartment Communities, Inc.	9,540	639,466

		$1,556,102

Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	10,420	$868,090

		$868,090

Road & Rail — 1.7%
Kansas City Southern	13,900	$996,491

		$996,491

Semiconductors & Semiconductor Equipment — 3.5%
Cirrus Logic, Inc.(1)	41,400	$985,320
Cypress Semiconductor Corp.(1)	70,690	1,104,885

		$2,090,205

Software — 2.1%
Parametric Technology Corp.(1)	44,210	$1,235,227

		$1,235,227

Specialty Retail — 7.7%
Advance Auto Parts, Inc.	11,550	$1,022,984
GNC Holdings, Inc., Class A	41,750	1,456,657
Sally Beauty Holdings, Inc.(1)	39,930	990,264
Signet Jewelers, Ltd.	22,810	1,078,457

		$4,548,362

Total Common Stocks (identified cost $44,595,031)		$57,037,721

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$1,178	$1,177,668

Total Short-Term Investments (identified cost $1,177,668)		$1,177,668

Total Investments — 98.9% (identified cost $45,772,699)		$58,215,389

Other Assets, Less Liabilities — 1.1%		$642,730

Net Assets — 100.0%		$58,858,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $193.

3

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,851,076

Gross unrealized appreciation	$13,250,724
Gross unrealized depreciation	(886,411)

Net unrealized appreciation	$12,364,313

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$57,037,721	*	$—	$—	$57,037,721
Short-Term Investments	—		1,177,668	—	1,177,668
Total Investments	$57,037,721		$1,177,668	$—	$58,215,389

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on April 30, 2012, the Eaton Vance Special Equities Fund withdrew its entire interest in the Portfolio in cash and securities. On May 1, 2012, the Portfolio terminated.

4

Eaton Vance

Parametric Option Absolute Return Strategy Fund

March 31, 2012

Portfolio of Investments (Unaudited)

	N(000.000.000	N(000.000.000
Corporate Bonds & Notes — 36.8%
Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.6%
Archer Daniels Midland Co., 0.67%, 8/13/12(1)	$400	$400,619

		$400,619

Banks — 15.5%
American Express Co., 0.371%, 5/29/12(1)	$100	$100,017
American Express Co., 0.392%, 6/12/12(1)	250	250,014
American Express Co., MTN, 1.942%, 6/19/13(1)	100	101,262
Bank of America Corp., 0.974%, 9/11/12(1)	315	314,327
Bank of America Corp., MTN, 1.973%, 1/30/14(1)	250	245,583
Bank of Montreal, 2.125%, 6/28/13	250	254,282
Bank of Montreal, MTN, 1.023%, 4/29/14(1)	250	250,581
Bank of New York Mellon, Inc., 6.375%, 4/1/12	125	125,000
Bank of Nova Scotia, 2.25%, 1/22/13	250	253,500
BB&T Corp., 4.75%, 10/1/12	200	203,909
BB&T Corp., MTN, 3.375%, 9/25/13	150	155,210
BB&T Corp., MTN, 3.85%, 7/27/12	370	373,952
BlackRock, Inc., 0.792%, 5/24/13(1)	200	200,759
Citigroup, Inc., 0.60%, 3/7/14(1)	250	241,854
Citigroup, Inc., 2.51%, 8/13/13(1)	250	250,844
Citigroup, Inc., 5.30%, 10/17/12	250	255,001
Credit Suisse USA, Inc., 0.83%, 4/12/13(1)	270	269,002
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	202,033
Fifth Third Bank, 0.605%, 5/17/13(1)	400	396,639
Goldman Sachs Group, Inc., 1.071%, 9/29/14(1)	255	245,312
Goldman Sachs Group, Inc., 1.527%, 2/7/14(1)	125	122,807
Goldman Sachs Group, Inc., 5.45%, 11/1/12	100	102,293
HSBC Finance Corp., 0.817%, 1/15/14(1)	260	252,782
HSBC Finance Corp., 0.831%, 4/24/12(1)	80	80,011
HSBC Finance Corp., 0.912%, 7/19/12(1)	125	125,011
JPMorgan Chase & Co, 1.22%, 9/30/13(1)	275	276,970
JPMorgan Chase & Co, 5.75%, 1/2/13	250	258,999
JPMorgan Chase & Co, MTN, 1.361%, 1/24/14(1)	200	200,995
Merrill Lynch & Co., Inc., MTN, 6.05%, 8/15/12	225	228,929
Morgan Stanley, 1.533%, 4/29/13(1)	325	322,283
Morgan Stanley, 5.25%, 11/2/12	250	255,652
Morgan Stanley, MTN, 0.883%, 1/9/14(1)	225	214,066
National Australia Bank, 2.50%, 1/8/13(2)	250	253,514
PNC Funding Corp., 0.751%, 1/31/14(1)	175	173,765
Royal Bank of Canada, 0.867%, 4/17/14(1)	250	250,784
Royal Bank of Canada, 1.125%, 1/15/14	250	251,889

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Royal Bank of Canada, 2.25%, 3/15/13	$250	$253,294
State Street Corp., 0.675%, 12/8/15(1)	200	191,257
State Street Corp., 0.825%, 3/7/14(1)	150	150,561
Toronto Dominion Bank, MTN, 0.739%, 7/26/13(1)	400	401,304
US Bank NA, 0.847%, 10/14/14(1)	125	124,176
US Bank NA, MTN, 1.375%, 9/13/13	150	151,348
Wachovia Corp., 0.917%, 11/3/14(1)	330	321,746
Wachovia Corp., MTN, 5.50%, 5/1/13	200	210,091
Wells Fargo & Co., 5.25%, 10/23/12	54	55,423

		$9,919,031

Beverages — 3.6%
Anheuser Busch Cos., Inc., 2.50%, 3/26/13	$350	$356,414
Anheuser Busch Cos., Inc., 3.00%, 10/15/12	300	303,925
Anheuser Busch Cos., Inc., 4.70%, 4/15/12	200	200,241
Bottling Group, LLC, 4.625%, 11/15/12	195	199,968
Coca-Cola Refreshments USA, Inc., 0.553%, 5/15/12(1)	100	100,057
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	349,279
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	360	361,534
Pepsico, Inc., 0.875%, 10/25/13	250	250,844
Pepsico, Inc., 5.15%, 5/15/12	175	175,917

		$2,298,179

Building Materials — 0.6%
Lowes Cos., Inc., 5.60%, 9/15/12	$350	$357,661

		$357,661

Business Equipment and Services — 0.5%
eBay, Inc., 0.875%, 10/15/13	$300	$301,910

		$301,910

Computers — 1.5%
Hewlett Packard Co., 0.599%, 9/13/12(1)	$41	$40,983
Hewlett Packard Co., 0.891%, 5/30/14(1)	250	247,265
Hewlett-Packard Co., 6.50%, 7/1/12	150	151,999
IBM Corp., 0.55%, 2/6/15	400	398,193
IBM Corp., 4.75%, 11/29/12	125	128,828

		$967,268

Diversified Manufacturing — 1.2%
Procter & Gamble Co., 0.451%, 2/6/14(1)	$350	$350,655
Procter & Gamble Co., 0.546%, 11/14/12(1)	450	451,092

		$801,747

Drugs — 0.8%
Abbott Laboratories, 5.15%, 11/30/12	$400	$412,190
Merck & Co., Inc., 4.375%, 2/15/13	100	103,442

		$515,632

Energy — 0.7%
Praxair, Inc., 1.75%, 11/15/12	$200	$201,647
Praxair, Inc., 6.375%, 4/1/12	255	255,000

		$456,647

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Financial Services — 4.1%
Caterpillar Financial Services Corp., 0.871%, 4/1/14(1)	$200	$201,030
Caterpillar Financial Services Corp., MTN, 0.653%, 2/22/13(1)	150	150,467
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	271,006
General Electric Capital Corp., MTN, 0.624%, 9/15/14(1)	205	201,920
General Electric Capital Corp., MTN, 1.474%, 9/23/13(1)	250	251,283
General Electric Capital Corp., MTN, 1.875%, 9/16/13	250	254,022
Household Financial Corp., 6.375%, 11/27/12	200	206,649
John Deere Capital Corp., MTN, 1.875%, 6/17/13	104	105,691
John Deere Capital Corp., MTN, 4.50%, 4/3/13	150	156,096
Volkswagen International Financial N.V., 1.191%, 4/1/14(1)(2)	350	349,112
Western Union Co., 1.055%, 3/7/13(1)	500	502,953

		$2,650,229

Insurance — 3.0%
Berkshire Hathaway Financial Corp., 2.125%, 2/11/13	$285	$289,182
Berkshire Hathaway Financial Corp., 4.75%, 5/15/12	150	150,751
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	300	317,829
MetLife, Inc., 1.781%, 8/6/13(1)	325	327,921
Prudential Financial, Inc., 3.625%, 9/17/12	300	303,870
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	100	101,448
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	155,087
UnitedHealth Group, Inc., 5.50%, 11/15/12	250	257,674

		$1,903,762

Multimedia — 0.7%
Walt Disney Co. (The), 4.70%, 12/1/12	$445	$457,602

		$457,602

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties, LP, 6.25%, 1/15/13	$150	$155,898

		$155,898

Retail-Specialty and Apparel — 0.6%
Target Corp., 5.125%, 1/15/13	$300	$310,562
Wal-Mart Stores, Inc., 5.00%, 4/5/12	55	55,007

		$365,569

Tobacco — 0.5%
Philip Morris International, Inc., 4.875%, 5/16/13	$300	$314,710

		$314,710

Transportation — 0.6%
United Parcel Service, Inc., 4.50%, 1/15/13	$350	$361,151

		$361,151

Utilities — 2.1%
Alabama Power Co., 5.80%, 11/15/13	$114	$123,107
Duke Energy Co., 5.625%, 11/30/12	205	211,804
Georgia Power Co., 0.794%, 3/15/13(1)	153	153,020
Virginia Electric & Power Co., 4.75%, 3/1/13	250	259,243

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Virginia Electric & Power Co., 5.10%, 11/30/12	$385	$396,587
XTO Energy, Inc., 7.50%, 4/15/12	200	200,371

		$1,344,132

Total Corporate Bonds & Notes (identified cost $23,829,270)		$23,571,747

Commercial Mortgage-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	$9	$9,423
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	92	92,694
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	342	348,810
GCCFC, Series 2002-C1, Class A4, 4.948%, 1/11/35	185	187,413
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	28	28,146
GECMC, Series 2002-3A, Class A2, 4.996%, 12/10/37	211	214,629
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	106	107,202
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	104	106,093
GMACC, Series 2004-C2, Class A2, 4.76%, 8/10/38	13	13,026
JPMCC, Series 2002-C1, Class A3, 5.376%, 7/12/37	91	91,543
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	147	149,150
JPMCC, Series 2002-CIB5, Class A2, 5.161%, 10/12/37	141	143,230
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	87	89,843
LB-UBS, Series 2002-C2, Class A4, 5.594%, 6/15/31	26	25,766
LB-UBS, Series 2002-C4, Class A5, 4.853%, 9/15/31	176	177,865
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	300	306,795
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35	350	365,748
MSC, Series 2002-TOP7, Class A2, 5.98%, 1/15/39	14	13,734
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	235	240,971
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	111	115,068
NASC, Series 1998-D6, Class A3, 7.041%, 3/15/30	250	261,938

Total Commercial Mortgage-Backed Securities (identified cost $3,115,852)		$3,089,087

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., PAC CMO, Series 2971, Class GC, 5.00%, 7/15/18	$450	$468,449
Federal National Mortgage Association, PAC CMO, Series 2003-129, Class PW, 4.50%, 7/25/33	103	103,549
Federal National Mortgage Association, PAC CMO, Series 2004-81, Class KD, 4.50%, 7/25/18	395	404,007

Total Collateralized Mortgage Obligations (identified cost $989,033)		$976,005

4

	N(000.000.000	N(000.000.000
Asset-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.2%
AMCAR, Series 2012-1, Class A1, 0.447%, 2/8/13	$215	$214,770
HAROT, Series 2011-3, Class A2, 0.67%, 4/21/14	350	350,355
HAROT, Series 2012-1, Class A1, 0.413%, 3/15/13	221	221,422

Total Asset-Backed Securities (identified cost $785,666)		$786,547

U.S. Government Agency Obligations — 32.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 0.196%, 2/21/13(1)	$1,000	$1,000,704
Federal Farm Credit Bank, 0.255%, 5/23/12(1)	1,500	1,500,243
Federal Farm Credit Bank, 0.30%, 7/29/13(1)	1,000	1,000,971
Federal Home Loan Bank, 1.625%, 9/26/12	500	503,601
Federal Home Loan Mortgage Corp., 0.222%, 5/11/12(1)	1,000	1,000,125
Federal Home Loan Mortgage Corp., 0.30%, 1/24/13(1)	1,865	1,867,059
Federal Home Loan Mortgage Corp., 0.32%, 1/10/13(1)	5,310	5,316,457
Federal Home Loan Mortgage Corp., 5.50%, 12/15/33	148	154,353
Federal National Mortgage Association, 0.40%, 2/1/13(1)	2,490	2,494,709
Federal National Mortgage Association, 0.40%, 1/27/15(1)	5,000	4,999,845
Federal National Mortgage Association, 0.55%, 10/18/13(1)	1,250	1,250,167

Total U.S. Government Agency Obligations (identified cost $20,775,131)		$21,088,234

U.S. Treasury Obligations — 18.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.125%, 8/31/13	$3,650	$3,642,160
U.S. Treasury Note, 0.375%, 6/30/13	2,500	2,503,810
U.S. Treasury Note, 0.50%, 11/15/13	2,500	2,507,910
U.S. Treasury Note, 1.00%, 1/15/14	2,500	2,529,980
U.S. Treasury Note, 1.375%, 2/15/13	400	404,078

Total U.S. Treasury Obligations (identified cost $11,607,724)		$11,587,938

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000

Call Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	84	$1,495.00	4/21/12	$1,680

5

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	90	$1,450.00	4/3/12	$565
S&P 500 Index FLEX	89	1,450.00	4/4/12	1,261
S&P 500 Index FLEX	90	1,475.00	4/5/12	101
S&P 500 Index FLEX	87	1,485.00	4/10/12	575
S&P 500 Index FLEX	79	1,500.00	4/11/12	207
S&P 500 Index FLEX	47	1,510.00	4/13/12	113
S&P 500 Index FLEX	77	1,505.00	4/18/12	994
S&P 500 Index FLEX	83	1,495.00	4/19/12	2,383
S&P 500 Index FLEX	76	1,522.00	4/24/12	1,028
S&P 500 Index FLEX	81	1,495.00	4/26/12	5,616
S&P 500 Index FLEX	75	1,506.00	4/27/12	3,333

Total Call Options Purchased (identified cost $32,806)				$17,856

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	84	$1,270.00	4/21/12	$210
S&P 500 Index FLEX	90	1,200.00	4/3/12	0
S&P 500 Index FLEX	89	1,220.00	4/4/12	1
S&P 500 Index FLEX	90	1,245.00	4/5/12	14
S&P 500 Index FLEX	87	1,255.00	4/10/12	481
S&P 500 Index FLEX	79	1,250.00	4/11/12	555
S&P 500 Index FLEX	47	1,270.00	4/13/12	955
S&P 500 Index FLEX	77	1,270.00	4/18/12	4,200
S&P 500 Index FLEX	83	1,260.00	4/19/12	4,408
S&P 500 Index FLEX	76	1,285.00	4/24/12	11,215
S&P 500 Index FLEX	81	1,255.00	4/26/12	9,279
S&P 500 Index FLEX	75	1,267.00	4/27/12	11,211

Total Put Options Purchased (identified cost $234,386)				$42,529

	N(000.000.000	N(000.000.000
Certificates of Deposit — 1.1%

Description	Principal Amount (000’s omitted)	Value
Abbey National NA, 1.86%, 4/25/13(1)	$250	$246,981
Bank of Nova Scotia, 0.865%, 10/18/12(1)	450	450,651

Total Certificates of Deposit (identified cost $700,396)		$697,632

6

	N(000.000.000	N(000.000.000
Short-Term Investments — 4.8%

U.S. Government Agency Obligations — 3.1%
Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.33%, 12/3/12(1)	$2,000	$2,002,294

		$2,002,294

Other — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	$1,095	$1,094,978

		$1,094,978

Total Short-Term Investments (identified cost $3,095,502)		$3,097,272

Total Investments — 101.4% (identified cost $65,165,766)		$64,954,847

Call Options Written — (1.5)%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	84	$1,430.00	4/21/12	$(55,440)
S&P 500 Index FLEX	90	1,385.00	4/3/12	(221,585)
S&P 500 Index FLEX	89	1,385.00	4/4/12	(223,506)
S&P 500 Index FLEX	90	1,410.00	4/5/12	(74,401)
S&P 500 Index FLEX	87	1,420.00	4/10/12	(63,183)
S&P 500 Index FLEX	79	1,430.00	4/11/12	(37,099)
S&P 500 Index FLEX	47	1,440.00	4/13/12	(15,471)
S&P 500 Index FLEX	77	1,435.00	4/18/12	(47,680)
S&P 500 Index FLEX	83	1,430.00	4/19/12	(66,576)
S&P 500 Index FLEX	76	1,452.00	4/24/12	(32,228)
S&P 500 Index FLEX	81	1,430.00	4/26/12	(85,171)
S&P 500 Index FLEX	75	1,436.00	4/27/12	(66,062)

Total Call Options Written (premiums received $543,644)				$(988,402)

Put Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	84	$1,335.00	4/21/12	$(27,090)
S&P 500 Index FLEX	90	1,265.00	4/3/12	(1)
S&P 500 Index FLEX	89	1,285.00	4/4/12	(18)
S&P 500 Index FLEX	90	1,310.00	4/5/12	(182)
S&P 500 Index FLEX	87	1,320.00	4/10/12	(3,160)
S&P 500 Index FLEX	79	1,320.00	4/11/12	(3,726)
S&P 500 Index FLEX	47	1,340.00	4/13/12	(6,388)

7

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	77	$1,340.00	4/18/12	$(19,417)
S&P 500 Index FLEX	83	1,325.00	4/19/12	(16,002)
S&P 500 Index FLEX	76	1,355.00	4/24/12	(43,046)
S&P 500 Index FLEX	81	1,320.00	4/26/12	(25,475)
S&P 500 Index FLEX	75	1,337.00	4/27/12	(34,707)

Total Put Options Written (premiums received $608,769)				$(179,212)

Other Assets, Less Liabilities — 0.4%				$285,964

Net Assets — 100.0%				$64,073,197

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

HAROT	-	Honda Auto Receivables Owner Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NASC	-	Nomura Asset Securities Corp.

PAC	-	Planned Amortization Class

(1)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $602,626 or 0.9% of the Fund’s net assets.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $326.

8

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,973,883

Gross unrealized appreciation	$559,327
Gross unrealized depreciation	(578,363)

Net unrealized depreciation	$(19,036)

Written options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,530	$1,940,351
Options written	6,942	4,360,660
Options exercised	(2,636)	(1,875,947)
Options expired	(4,920)	(3,272,651)

Outstanding, end of period	1,916	$1,152,413

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investments objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $60,385 and $1,167,614, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$23,571,747	$—	$23,571,747
Commercial Mortgage-Backed Securities	—	3,089,087	—	3,089,087
Collateralized Mortgage Obligations	—	976,005	—	976,005
Asset-Backed Securities	—	786,547	—	786,547
U.S. Government Agency Obligations	—	21,088,234	—	21,088,234
U.S. Treasury Obligations	—	11,587,938	—	11,587,938
Call Options Purchased	1,680	16,176	—	17,856
Put Options Purchased	210	42,319	—	42,529
Certificates of Deposit		697,632	—	697,632
Short-Term Investments —
U.S. Government Agency Obligations	—	2,002,294	—	2,002,294
Other	—	1,094,978	—	1,094,978
Total Investments	$1,890	$64,952,957	$—	$64,954,847

Liability Description
Call Options Written	$(55,440)	$(932,962)	$—	$(988,402)
Put Options Written	(27,090)	(152,122)	—	(179,212)
Total	$(82,530)	$(1,085,084)	$—	$(1,167,614)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson_
Duncan W. Richardson
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson_
Duncan W. Richardson
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012